UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric
International Equity Fund
Semiannual Report
July 31, 2023

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2023
Parametric
International Equity Fund

Parametric
International Equity Fund
July 31, 2023
Performance

Portfolio Manager(s) Thomas C. Seto, Paul Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/01/2010	04/01/2010	4.34%	11.55%	3.53%	5.13%
Class A with 5.25% Maximum Sales Charge	—	—	(1.11)	5.72	2.42	4.57
Class I at NAV	04/01/2010	04/01/2010	4.47	11.86	3.79	5.41
Class R at NAV	08/10/2015	04/01/2010	4.24	11.27	3.28	4.93
Class R6 at NAV	08/10/2015	04/01/2010	4.48	11.81	3.81	5.43

MSCI EAFE Index	—	—	6.65%	16.79%	4.54%	5.20%
% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R	Class R6
Gross	0.83%	0.58%	1.08%	0.55%
Net	0.76	0.51	1.01	0.48
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
International Equity Fund
July 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Geographic Allocation (% of common stocks)
Top 10 Holdings (% of net assets)[1]
Nestle S.A.	1.2%
Cie Financiere Richemont S.A., Class A	1.0
E.ON SE	0.9
Air Liquide S.A.	0.9
Novo Nordisk A/S, Class B	0.9
Shell PLC	0.8
TotalEnergies SE	0.8
CSL, Ltd.	0.7
Deutsche Telekom AG	0.7
SAP SE	0.7
Total	8.6%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Parametric
International Equity Fund
July 31, 2023
Endnotes and Additional Disclosures

[1]	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

4

Parametric
International Equity Fund
July 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (2/1/23)	Ending Account Value (7/31/23)	Expenses Paid During Period* (2/1/23 – 7/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,043.40	$3.80**	0.75%
Class I	$1,000.00	$1,044.70	$2.53**	0.50%
Class R	$1,000.00	$1,042.40	$5.06**	1.00%
Class R6	$1,000.00	$1,044.80	$2.38**	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.08	$3.76**	0.75%
Class I	$1,000.00	$1,022.32	$2.51**	0.50%
Class R	$1,000.00	$1,019.84	$5.01**	1.00%
Class R6	$1,000.00	$1,022.46	$2.36**	0.47%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Parametric
International Equity Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Australia — 8.8%
Abacus Property Group	53,600	$ 95,943
AGL Energy, Ltd.	148,900	1,220,314
Altium, Ltd.	22,100	568,686
Alumina, Ltd.(1)	168,000	162,171
ANZ Group Holdings, Ltd.	36,600	634,979
APA Group	220,500	1,483,330
ASX, Ltd.(1)	7,100	296,628
Atlas Arteria, Ltd.	59,800	252,784
Aurizon Holdings, Ltd.	93,148	238,721
Austal, Ltd.	72,300	106,996
Bapcor, Ltd.	64,365	270,791
BHP Group, Ltd.	58,644	1,825,111
BrainChip Holdings, Ltd.(1)(2)	740,400	179,559
Brambles, Ltd.	73,365	694,089
BWP Trust	45,954	113,483
carsales.com, Ltd.	62,700	1,048,080
Centuria Industrial REIT(1)	91,244	195,386
Centuria Office REIT	67,500	65,818
Charter Hall Long Wale REIT	52,200	144,477
Charter Hall Retail REIT	75,300	190,135
Cleanaway Waste Management, Ltd.	123,300	228,854
Codan, Ltd.(1)	35,500	179,453
Coles Group, Ltd.	110,100	1,346,368
Collins Foods, Ltd.	20,500	138,369
Computershare, Ltd.	64,700	1,091,182
Cromwell Property Group	165,783	61,375
CSL, Ltd.	18,810	3,387,985
CSR, Ltd.	49,000	189,013
Dexus	66,800	369,724
Endeavour Group, Ltd.(1)	77,400	316,360
Fortescue Metals Group, Ltd.	21,869	321,490
G8 Education, Ltd.	155,500	115,064
GPT Group (The)	93,066	272,019
GUD Holdings, Ltd.(1)	29,000	194,779
Hansen Technologies, Ltd.(1)	66,850	235,655
Harvey Norman Holdings, Ltd.(1)	71,004	180,639
Infomedia, Ltd.(1)	61,241	70,692
Ingenia Communities Group(1)	56,700	155,906
InvoCare, Ltd.(1)	17,400	143,081
IPH, Ltd.	40,216	214,078
IRESS, Ltd.(1)	53,584	374,590
JB Hi-Fi, Ltd.(1)	10,999	338,283
Lendlease Corp., Ltd.(1)	44,678	259,739
Link Administration Holdings, Ltd.(1)	96,491	99,388
Security	Shares	Value
Australia (continued)
Lottery Corp. Ltd.	131,400	$ 457,258
Medibank Private, Ltd.	101,100	238,688
Mirvac Group	244,300	385,090
Monadelphous Group, Ltd.	19,351	177,663
National Australia Bank, Ltd.	41,800	800,723
National Storage REIT	49,500	77,316
New Hope Corp., Ltd.	55,500	198,760
Newcrest Mining, Ltd.	23,300	417,931
NEXTDC, Ltd.(1)(2)	81,700	701,191
nib holdings, Ltd.(1)	37,000	206,049
Nine Entertainment Co. Holdings, Ltd.(1)	368,500	531,422
Northern Star Resources, Ltd.	25,696	200,588
Orica, Ltd.	16,599	176,128
Orora, Ltd.	65,655	158,590
PEXA Group, Ltd.(2)	12,831	114,468
QBE Insurance Group, Ltd.	32,600	346,111
Qube Holdings, Ltd.	200,231	396,332
Region RE, Ltd.	118,852	193,614
Rio Tinto, Ltd.	6,100	483,027
Santos, Ltd.	164,900	887,325
Scentre Group	281,400	532,491
Silex Systems, Ltd.(2)	84,900	206,567
Steadfast Group, Ltd.	57,200	224,410
Stockland	139,200	395,611
Suncorp Group, Ltd.	46,300	443,648
Super Retail Group, Ltd.	32,700	271,399
Technology One, Ltd.	50,588	535,988
Telstra Group, Ltd.	605,373	1,732,705
TPG Telecom, Ltd.(1)	143,163	483,307
Transurban Group	156,841	1,514,307
Tyro Payments, Ltd.(1)(2)	122,800	115,478
Viva Energy Group, Ltd.(3)	103,423	219,421
Waypoint REIT, Ltd.	90,348	159,309
Wesfarmers, Ltd.	50,585	1,690,153
Westpac Banking Corp.	43,700	656,849
Whitehaven Coal, Ltd.	51,161	239,050
Woodside Energy Group, Ltd.	94,989	2,448,358
Woolworths Group, Ltd.	82,196	2,134,534
Yancoal Australia, Ltd.(1)	46,200	158,646
		$ 41,382,072
Austria — 1.1%
ams-OSRAM AG(2)	49,100	$ 434,610
ANDRITZ AG	8,266	436,428
AT&S Austria Technologie & Systemtechnik AG	3,400	128,413
BAWAG Group AG(2)(3)	2,540	123,742

6
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Austria (continued)
CA Immobilien Anlagen AG	24,101	$ 768,599
DO & Co. AG	695	93,914
Erste Group Bank AG	12,487	471,957
Kontron AG	9,400	204,443
Mayr-Melnhof Karton AG	1,059	161,669
OMV AG	11,017	496,361
PIERER Mobility AG(1)	3,400	295,848
Schoeller-Bleckmann Oilfield Equipment AG	1,500	90,906
Strabag SE	1,704	71,502
Telekom Austria AG, Class A(2)	47,242	359,599
UNIQA Insurance Group AG	10,300	84,133
Verbund AG	7,887	653,493
voestalpine AG	9,846	325,365
		$ 5,200,982
Belgium — 2.0%
Ackermans & van Haaren NV	5,210	$ 907,144
Aedifica S.A.	3,400	233,515
Ageas S.A./NV	9,300	393,699
Anheuser-Busch InBev S.A./NV	15,644	894,925
Barco NV	10,606	246,823
Care Property Invest NV(1)	5,528	78,015
Cofinimmo S.A.(1)	3,041	238,000
Deme Group NV	1,100	145,673
D'Ieteren Group	4,359	761,283
Econocom Group S.A./NV	65,622	188,982
Elia Group S.A./NV	7,250	892,656
Etablissements Franz Colruyt NV	1,550	59,077
Euronav NV	35,460	582,595
EVS Broadcast Equipment S.A.	8,119	197,115
Fagron	11,540	205,350
Gimv NV	1,766	81,552
Intervest Offices & Warehouses NV	3,632	53,404
KBC Group NV	8,974	675,426
Materialise NV ADR(2)	20,300	161,994
Montea NV	1,519	123,085
Proximus SADP	65,274	500,441
Solvay S.A.	4,500	540,442
UCB S.A.	7,912	700,586
Umicore S.A.	15,100	447,188
Xior Student Housing NV	4,621	144,119
		$ 9,453,089
Denmark — 4.3%
AP Moller - Maersk A/S, Class A	200	$ 402,125
AP Moller - Maersk A/S, Class B	360	739,514
Security	Shares	Value
Denmark (continued)
Carlsberg A/S, Class B	14,109	$ 2,116,098
Chr. Hansen Holding A/S	16,689	1,261,081
Danske Bank A/S	54,600	1,296,480
DSV A/S	8,100	1,621,134
Matas A/S	10,900	160,177
Novo Nordisk A/S, Class B	25,054	4,040,013
Novozymes A/S, Class B	29,100	1,459,461
Orsted A/S(3)	29,773	2,590,831
Pandora A/S	14,965	1,496,978
Scandinavian Tobacco Group A/S, Class A(3)	22,250	387,030
SimCorp A/S	9,557	1,024,764
Sydbank A/S	10,400	498,766
Topdanmark A/S	7,227	327,599
Tryg A/S	30,420	600,606
		$ 20,022,657
Finland — 2.1%
Citycon Oyj(2)	9,400	$ 58,352
Elisa Oyj	19,097	996,203
Fortum Oyj	65,206	882,709
Kemira Oyj	12,500	196,071
Kesko Oyj, Class B	49,456	989,550
Kojamo Oyj	33,700	329,257
Kone Oyj, Class B	14,714	754,722
Metsa Board Oyj, Class B(1)	21,700	175,073
Neste Oyj	22,435	825,946
Nokia Oyj	205,027	805,949
Nokian Renkaat Oyj	13,200	122,775
Nordea Bank Abp	90,529	1,024,637
Orion Oyj, Class B	21,513	826,768
TietoEVRY Oyj	4,494	114,654
Tokmanni Group Corp.	46,810	722,896
UPM-Kymmene Oyj	18,160	601,235
Valmet Oyj(1)	8,331	220,986
YIT Oyj(1)	23,700	57,184
		$ 9,704,967
France — 8.6%
Air Liquide S.A.	22,763	$ 4,092,651
Airbus SE	6,000	883,800
Alstom S.A.(1)	7,150	218,935
Altarea SCA(1)	1,700	158,888
AXA S.A.	46,000	1,413,987
BNP Paribas S.A.	24,000	1,582,747
Bollore SE	70,500	445,752
Bouygues S.A.	7,300	261,497

7
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Bureau Veritas S.A.	12,318	$ 338,299
Capgemini SE	10,800	1,957,160
Carmila S.A.(2)	12,300	199,326
Carrefour S.A.	18,800	375,833
Cie Generale des Etablissements Michelin SCA	15,760	516,094
Coface S.A.	9,300	136,235
Danone S.A.	29,518	1,802,568
Dassault Aviation S.A.	500	97,131
Edenred	4,550	295,524
Eiffage S.A.	1,470	152,935
Engie S.A.	166,000	2,723,284
Eurofins Scientific SE(1)	10,400	715,277
Eutelsat Communications S.A.(1)	30,600	206,127
Gecina S.A.	5,134	555,050
Getlink SE	15,500	272,449
ICADE (1)	5,100	207,777
Ipsen S.A.	3,700	466,299
IPSOS (1)	5,900	294,941
Klepierre S.A.	22,539	598,268
La Francaise des Jeux SAEM(3)	3,700	141,256
Legrand S.A.	2,962	296,954
L'Oreal S.A.	1,000	465,109
LVMH Moet Hennessy Louis Vuitton SE	3,070	2,851,316
Mercialys S.A.	6,500	56,267
Metropole Television S.A.	17,662	249,488
Neoen S.A.(3)	14,031	461,357
Nexity S.A.(1)	8,700	147,311
Orange S.A.	122,500	1,384,720
Pernod Ricard S.A.	5,500	1,212,594
Quadient S.A.(1)	11,000	245,238
Renault S.A.	5,400	237,177
Rothschild & Co.(1)	5,492	233,312
Rubis SCA	26,200	646,049
Sanofi	27,104	2,891,577
SCOR SE	10,867	324,765
SEB S.A.	1,980	221,653
SES-imagotag S.A.(1)(2)	2,200	284,524
Sopra Steria Group SACA	3,000	652,305
Teleperformance	1,408	204,215
Thales S.A.	2,200	329,097
TotalEnergies SE	60,815	3,694,907
Ubisoft Entertainment S.A.(2)	19,300	649,092
Vinci S.A.	6,130	719,952
Vivendi SE	65,095	581,191
Security	Shares	Value
France (continued)
Voltalia S.A.(1)(2)	12,800	$ 222,406
Worldline S.A.(2)(3)	4,500	178,377
		$ 40,551,043
Germany — 8.6%
AIXTRON SE	4,400	$ 174,560
Allianz SE	7,680	1,835,515
BASF SE	37,381	2,004,033
Bayer AG	26,900	1,573,204
Bayerische Motoren Werke AG	7,760	946,332
Bayerische Motoren Werke AG, PFC Shares	3,109	349,299
Bechtle AG	6,000	264,082
Brenntag SE	4,300	333,614
Cancom SE	2,500	71,982
Continental AG	1,900	151,695
Cropenergies AG	5,200	52,313
Daimler Truck Holding AG	9,600	360,291
Deutsche Boerse AG	3,740	716,590
Deutsche Lufthansa AG(2)	20,168	203,420
Deutsche Telekom AG	147,295	3,211,213
Deutsche Wohnen SE	26,930	675,621
Dr. Ing. h.c. F. Porsche AG, PFC Shares(3)	1,000	122,283
E.ON SE	324,700	4,107,559
Evonik Industries AG	13,300	275,483
Fielmann AG	2,817	144,729
Fraport AG Frankfurt Airport Services Worldwide(2)	2,100	110,953
Fresenius Medical Care AG & Co. KGaA	11,665	605,816
Fresenius SE & Co. KGaA	18,300	574,293
FUCHS PETROLUB SE	3,686	121,663
FUCHS PETROLUB SE, PFC Shares	6,200	256,641
Gea Group AG	5,400	229,186
Gerresheimer AG	4,300	509,308
Hamborner REIT AG	30,510	220,796
Hannover Rueck SE	1,800	384,073
Henkel AG & Co. KGaA	10,296	719,507
Henkel AG & Co. KGaA, PFC Shares	33,275	2,567,710
HOCHTIEF AG	2,267	223,311
Hugo Boss AG	3,420	276,160
Jenoptik AG	7,300	236,116
K+S AG	18,200	347,499
Knorr-Bremse AG	3,291	231,482
Mercedes-Benz Group AG	13,700	1,094,122
Merck KGaA	3,620	636,124
MTU Aero Engines AG	1,265	295,392
Muenchener Rueckversicherungs-Gesellschaft AG	2,969	1,117,668
Porsche Automobil Holding SE, PFC Shares	2,800	165,216

8
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
QIAGEN NV(2)	8,108	$ 380,440
Rheinmetall AG	950	269,084
SAP SE	23,152	3,158,200
Siemens AG	11,040	1,881,681
Sixt SE	1,133	136,619
Suedzucker AG	40,318	697,996
Symrise AG, Class A	7,500	819,238
Talanx AG	4,300	263,331
TeamViewer SE(2)(3)	21,345	362,836
Telefonica Deutschland Holding AG	194,047	522,836
TUI AG(2)	5,980	48,437
VERBIO Vereinigte BioEnergie AG	2,600	126,741
Volkswagen AG	1,700	271,687
Volkswagen AG, PFC Shares	4,800	635,883
Vonovia SE	105,550	2,459,313
		$ 40,531,176
Hong Kong — 4.1%
AIA Group, Ltd.	203,600	$ 2,036,964
Aidigong Maternal & Child Health, Ltd.(2)	1,208,000	55,930
ASMPT, Ltd.	43,700	426,254
Bank of East Asia, Ltd. (The)	206,400	316,893
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	47,000	83,813
BOC Hong Kong Holdings, Ltd.	116,000	354,037
Budweiser Brewing Co. APAC, Ltd.(3)	459,500	1,120,774
Cafe de Coral Holdings, Ltd.	84,000	110,393
Cathay Pacific Airways, Ltd.(1)(2)	175,000	198,657
China Tobacco International HK Co., Ltd.(1)	93,000	150,454
China Traditional Chinese Medicine Holdings Co., Ltd.	692,000	319,920
Chow Sang Sang Holdings International, Ltd.	101,000	117,799
Chow Tai Fook Jewellery Group, Ltd.	218,800	382,004
CK Asset Holdings, Ltd.	69,000	399,584
CK Hutchison Holdings, Ltd.	147,000	906,597
CK Infrastructure Holdings, Ltd.	52,000	275,566
CLP Holdings, Ltd.	130,000	1,059,647
C-Mer Eye Care Holdings, Ltd.(1)(2)	190,000	99,045
DFI Retail Group Holdings, Ltd.(1)	34,500	92,872
Fortune REIT	129,000	93,281
Fosun International, Ltd.	259,500	189,157
Galaxy Entertainment Group, Ltd.(2)	155,000	1,131,427
Green Future Food Hydrocolloid Marine Science Co., Ltd.(1)(2)	232,000	28,896
Hang Lung Group, Ltd.	103,000	161,071
Hang Lung Properties, Ltd.	150,000	234,082
Hang Seng Bank, Ltd.	29,100	444,810
HK Electric Investments & HK Electric Investments, Ltd.	507,500	316,087
Security	Shares	Value
Hong Kong (continued)
HKT Trust and HKT, Ltd.	919,000	$ 1,085,522
Hong Kong & China Gas Co., Ltd.	892,502	765,639
Hongkong Land Holdings, Ltd.	65,500	233,423
Hutchison Telecommunications Hong Kong Holdings, Ltd.	424,000	64,683
Hysan Development Co., Ltd.	56,000	132,326
In Technical Productions Holdings, Ltd.(1)(2)	254,000	99,239
Jardine Matheson Holdings, Ltd.	14,400	711,294
Kerry Logistics Network, Ltd.	66,500	82,109
Kerry Properties, Ltd.	56,500	122,151
LK Technology Holdings, Ltd.(1)	95,000	102,771
Luk Fook Holdings International, Ltd.	76,000	200,663
MGM China Holdings, Ltd.(2)	173,200	231,008
MTR Corp., Ltd.	100,500	463,134
NWS Holdings, Ltd.	210,000	240,858
Pacific Basin Shipping, Ltd.	644,000	209,667
Pacific Textiles Holdings, Ltd.	244,000	60,837
PAX Global Technology, Ltd.	102,000	82,814
Power Assets Holdings, Ltd.	131,500	689,221
Sa Sa International Holdings, Ltd.(2)	374,000	68,423
Shangri-La Asia, Ltd.(2)	200,000	166,893
Sino Land Co., Ltd.	210,000	257,780
Sun Hung Kai Properties, Ltd.	56,000	703,171
Superb Summit International Group, Ltd.(1)(2)(4)	230,000	0
Swire Pacific, Ltd., Class A	33,500	280,034
Truly International Holdings, Ltd.	556,000	69,471
Viva Goods Company, Ltd.(2)	808,000	148,522
VSTECS Holdings, Ltd.	514,000	260,841
VTech Holdings, Ltd.	55,200	344,247
Wharf Holdings, Ltd.	102,000	239,321
Yue Yuen Industrial Holdings, Ltd.	172,000	230,456
		$ 19,452,532
Ireland — 2.2%
Bank of Ireland Group PLC	150,265	$ 1,585,417
CRH PLC	34,702	2,067,230
DCC PLC	14,449	836,579
Fineos Corp. Holdings PLC CDI(2)	41,347	62,811
Flutter Entertainment PLC(2)	7,503	1,492,344
Glanbia PLC	6,635	102,935
Glenveagh Properties PLC(2)(3)	77,242	91,212
Grafton Group PLC CDI	41,092	462,173
ICON PLC ADR(2)	6,600	1,659,306
Irish Continental Group PLC	69,445	368,030
Irish Residential Properties REIT PLC(1)	146,474	155,895

9
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Ireland (continued)
Kerry Group PLC, Class A	16,318	$ 1,621,207
Uniphar PLC(1)	20,481	64,742
		$ 10,569,881
Israel — 2.3%
Airport City, Ltd.(2)	10,800	$ 162,844
Alony Hetz Properties & Investments, Ltd.	14,000	117,621
Amot Investments, Ltd.	23,381	125,316
AudioCodes, Ltd.	3,200	32,128
Azrieli Group, Ltd.	3,567	202,980
Bank Hapoalim B.M.	37,287	331,214
Bank Leumi Le-Israel B.M.	46,951	374,792
Bezeq The Israeli Telecommunication Corp., Ltd.	557,912	738,143
Big Shopping Centers, Ltd.(2)	1,100	103,454
Cellcom Israel, Ltd.(2)	17,100	60,668
Check Point Software Technologies, Ltd.(2)	1,900	251,199
CyberArk Software, Ltd.(2)	800	132,808
Danel Adir Yeoshua, Ltd.	1,100	86,830
Delek Automotive Systems, Ltd.	12,000	86,908
Delek Group, Ltd.	3,740	528,314
Delta Galil, Ltd.	2,040	80,487
Elbit Systems, Ltd.	2,126	452,064
Electra, Ltd.	365	160,700
Energix-Renewable Energies, Ltd.	109,990	402,513
Enlight Renewable Energy, Ltd.(2)	22,800	439,107
Fattal Holdings 1998, Ltd.(2)	1,300	137,182
First International Bank of Israel, Ltd. (The)	2,095	88,561
Fiverr International, Ltd.(1)(2)	2,000	60,280
Fox Wizel, Ltd.	1,500	125,150
ICL Group, Ltd.	155,523	1,035,548
Inrom Construction Industries, Ltd.	28,109	102,491
Maytronics, Ltd.	41,700	567,968
Melisron, Ltd.	1,850	122,255
Mizrahi Tefahot Bank, Ltd.	5,560	200,743
Nice, Ltd.(2)	1,294	281,666
Oil Refineries, Ltd.	912,196	291,596
OPC Energy, Ltd.(2)	36,900	262,789
Partner Communications Co., Ltd.(2)	34,700	148,057
Plus500, Ltd.	4,800	92,750
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,570	94,832
Reit 1, Ltd.	43,316	188,516
Shapir Engineering and Industry, Ltd.	14,000	99,796
Shikun & Binui, Ltd.(2)	35,400	96,933
Shufersal, Ltd.(2)	81,953	434,594
Strauss Group, Ltd.(2)	13,500	317,926
Tadiran Group, Ltd.	700	56,262
Security	Shares	Value
Israel (continued)
Taro Pharmaceutical Industries, Ltd.(2)	2,100	$ 76,755
Teva Pharmaceutical Industries, Ltd. ADR(2)	96,800	813,120
Tower Semiconductor, Ltd.(2)	4,400	163,184
Wix.com, Ltd.(2)	1,400	132,048
		$ 10,861,092
Italy — 4.4%
Assicurazioni Generali SpA	32,700	$ 696,527
Banca Popolare di Sondrio SpA	25,800	124,633
Banco BPM SpA	78,600	393,318
Bio-On SpA(1)(2)(4)	12,900	0
BPER Banca SpA	32,400	112,114
Buzzi Unicem SpA(1)	7,400	210,292
Cementir Holding NV	48,418	456,972
CNH Industrial NV	57,200	826,138
Davide Campari-Milano NV	99,634	1,339,966
De'Longhi SpA	10,450	265,164
DiaSorin SpA	7,620	854,904
Enav SpA(3)	46,000	197,796
Enel SpA	241,988	1,668,555
Eni SpA	166,131	2,536,300
ERG SpA	4,200	120,732
Ferrari NV	3,110	997,024
Fila SpA	5,500	48,983
Fincantieri SpA(1)(2)	128,000	73,457
GVS SpA(1)(2)(3)	23,883	151,330
Infrastrutture Wireless Italiane SpA(3)	87,978	1,103,314
Italgas SpA(1)	24,300	143,172
Juventus Football Club SpA(1)(2)	771,785	290,004
Mediobanca Banca di Credito Finanziario SpA	11,600	154,589
MFE-MediaForEurope NV, Class B(1)	257,715	198,821
Nexi SpA(2)(3)	11,200	96,992
Poste Italiane SpA(3)	16,700	190,772
Prada SpA	44,500	316,743
Prysmian SpA(1)	19,300	769,590
RAI Way SpA(3)	46,700	265,989
Recordati Industria Chimica e Farmaceutica SpA	25,147	1,298,593
Snam SpA	62,700	329,599
STMicroelectronics NV	45,900	2,456,117
Technogym SpA(3)	16,800	154,980
Terna - Rete Elettrica Nazionale	52,300	441,883
UniCredit SpA	32,400	820,376
Unipol Gruppo SpA	33,400	185,961
UnipolSai Assicurazioni SpA(1)	64,182	164,931
Webuild SpA(1)	166,800	326,529
		$ 20,783,160

10
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan — 12.8%
Activia Properties, Inc.	50	$ 145,607
Advance Residence Investment Corp.(1)	88	214,423
Aeon Co., Ltd.(1)	19,900	431,007
AEON REIT Investment Corp.(1)	134	141,058
AGC, Inc.	2,200	79,494
Air Water, Inc.	12,300	173,229
Ajinomoto Co., Inc.	9,800	381,856
Alfresa Holdings Corp.	13,900	221,673
Asahi Group Holdings, Ltd.	11,600	455,987
Asahi Kasei Corp.	35,100	239,198
Astellas Pharma, Inc.	33,200	485,462
Azbil Corp.	3,900	123,066
Bandai Namco Holdings, Inc.	12,600	285,069
Bridgestone Corp.	8,600	356,860
Brother Industries, Ltd.	7,500	116,909
Calbee, Inc.	7,600	147,361
Canon, Inc.	14,100	364,420
Capcom Co., Ltd.	3,600	161,881
Casio Computer Co., Ltd.(1)	15,400	131,588
Central Japan Railway Co.	1,700	216,636
Chiba Bank, Ltd. (The)	14,600	102,658
Chubu Electric Power Co., Inc.	38,300	479,814
Chugai Pharmaceutical Co., Ltd.	17,600	523,798
Comforia Residential REIT, Inc.(1)	66	158,001
Concordia Financial Group, Ltd.	70,500	322,468
Cosmos Pharmaceutical Corp.	600	69,328
CyberAgent, Inc.(1)	26,800	169,423
Dai Nippon Printing Co., Ltd.(1)	2,500	71,065
Daicel Corp.	19,800	183,478
Daido Steel Co., Ltd.(1)	4,700	201,501
Daifuku Co., Ltd.	3,500	74,855
Dai-ichi Life Holdings, Inc.	18,500	377,987
Daiichi Sankyo Co., Ltd.	32,500	1,000,987
Daikin Industries, Ltd.	1,700	343,738
Daiwa House Industry Co., Ltd.	22,600	614,243
Daiwa House REIT Investment Corp.	103	202,790
Daiwa Office Investment Corp.	35	154,095
DeNA Co., Ltd.	17,400	213,310
Denka Co., Ltd.	7,700	152,112
Denso Corp.	5,700	396,877
Dentsu Group, Inc.	7,500	250,960
DIC Corp.	5,600	105,709
Disco Corp.	1,500	281,964
East Japan Railway Co.(1)	2,800	158,520
Eisai Co., Ltd.(1)	6,000	378,561
Electric Power Development Co., Ltd., Class C	10,900	172,443
Security	Shares	Value
Japan (continued)
ENEOS Holdings, Inc.	228,000	$ 827,216
Ezaki Glico Co., Ltd.	6,000	158,553
FANUC Corp.	5,000	152,962
Fast Retailing Co., Ltd.	1,400	350,718
Frontier Real Estate Investment Corp.	19	63,130
FUJIFILM Holdings Corp.	4,600	267,102
Fujitsu, Ltd.	2,400	310,775
Fukuoka Financial Group, Inc.	12,200	293,967
GLP J-REIT	270	265,994
GMO Payment Gateway, Inc.	2,100	160,207
Hakuhodo DY Holdings, Inc.	21,800	250,796
Hamamatsu Photonics K.K.	3,600	173,453
Hankyu Hanshin Holdings, Inc.	4,400	146,181
Hikari Tsushin, Inc.	400	59,355
Hirose Electric Co., Ltd.	1,040	131,724
Hisamitsu Pharmaceutical Co., Inc.	4,700	150,198
Hitachi, Ltd.	6,300	412,426
Hokuriku Electric Power Co.(1)(2)	37,800	230,480
Honda Motor Co., Ltd.	15,700	500,538
House Foods Group, Inc.	7,700	177,766
Hulic Reit, Inc.(1)	127	147,389
Idemitsu Kosan Co., Ltd.	26,400	557,484
Ito En, Ltd.	3,200	91,334
ITOCHU Corp.	10,800	436,809
Iwatani Corp.	8,200	437,710
Japan Logistics Fund, Inc.(1)	71	150,056
Japan Metropolitan Fund Invest	274	187,936
Japan Post Bank Co., Ltd.	10,000	83,195
Japan Post Holdings Co., Ltd.	44,800	327,156
Japan Post Insurance Co., Ltd.	9,300	150,290
Japan Prime Realty Investment Corp.	55	136,941
Japan Real Estate Investment Corp.	45	180,994
Japan Tobacco, Inc.	25,500	565,835
JFE Holdings, Inc.	15,500	250,727
Kagome Co., Ltd.	6,400	142,682
Kajima Corp.	10,500	165,926
Kaneka Corp.(1)	6,400	188,567
Kansai Electric Power Co., Inc.	47,200	620,080
Kansai Paint Co., Ltd.	14,300	234,396
Kao Corp.	9,900	376,117
KDDI Corp.	40,000	1,177,268
Keikyu Corp.(1)	13,700	130,214
Keio Corp.(1)	2,200	73,129
Keisei Electric Railway Co., Ltd.(1)	2,300	95,462
Kenedix Office Investment Corp.	30	71,332
Kenedix Residential Next Investment Corp.(1)	99	154,896

11
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Kewpie Corp.	9,800	$ 158,793
Keyence Corp.	2,000	897,484
Kintetsu Group Holdings Co., Ltd.(1)	2,200	73,803
Kirin Holdings Co., Ltd.	17,700	261,437
Kobayashi Pharmaceutical Co., Ltd.	3,300	181,405
Konami Group Corp.	3,800	213,167
Kubota Corp.	8,500	128,401
Kuraray Co., Ltd.	19,500	196,220
Kyocera Corp.	6,300	339,016
Kyowa Kirin Co., Ltd.	9,500	181,409
Kyushu Electric Power Co., Inc.(2)	30,400	206,417
LaSalle Logiport REIT	165	176,519
Lawson, Inc.	2,400	120,419
Lion Corp.	17,300	165,303
Makita Corp.(1)	4,000	112,324
Marubeni Corp.	14,600	258,493
Maruichi Steel Tube, Ltd.	2,500	59,253
MatsukiyoCocokara & Co.	3,200	187,269
Mebuki Financial Group, Inc.	60,500	160,730
Medipal Holdings Corp.	12,500	214,332
MEIJI Holdings Co., Ltd.	10,600	244,901
Mitsubishi Chemical Group Corp.	50,700	303,279
Mitsubishi Corp.	8,400	429,798
Mitsubishi Electric Corp.	15,600	225,126
Mitsubishi Estate Co., Ltd.	46,600	571,115
Mitsubishi Estate Logistics REIT Investment Corp.(1)	49	140,207
Mitsubishi Gas Chemical Co., Inc.(1)	14,200	212,979
Mitsubishi HC Capital, Inc.	33,500	221,615
Mitsubishi Heavy Industries, Ltd.	2,500	118,610
Mitsubishi Materials Corp.	12,200	218,082
Mitsui & Co., Ltd.	10,100	394,204
Mitsui Chemicals, Inc.	8,300	238,658
Mitsui Fudosan Co., Ltd.	33,800	694,419
Mizuho Financial Group, Inc.	48,380	820,784
MS&AD Insurance Group Holdings, Inc.	9,300	345,898
Murata Manufacturing Co., Ltd.	8,700	516,795
NEC Corp.	3,600	182,143
Nexon Co., Ltd.	10,800	206,058
NH Foods, Ltd.	5,400	155,805
Nichirei Corp.	7,300	166,541
Nihon Kohden Corp.	9,200	242,508
Nintendo Co., Ltd.	26,600	1,203,244
Nippon Accommodations Fund, Inc.	49	232,260
Nippon Building Fund, Inc.	54	226,358
Nippon Express Holdings, Inc.	1,000	58,631
Nippon Kayaku Co., Ltd.(1)	17,700	163,355
Security	Shares	Value
Japan (continued)
Nippon Paint Holdings Co., Ltd.(1)	29,500	$ 270,287
Nippon Paper Industries Co., Ltd.(2)	10,000	97,186
Nippon Shinyaku Co., Ltd.(1)	4,300	173,890
Nippon Shokubai Co., Ltd.	3,500	134,738
Nippon Steel Corp.	23,300	532,553
Nippon Telegraph & Telephone Corp.	652,500	748,233
Nissan Chemical Corp.	4,500	202,210
Nissan Motor Co., Ltd.	58,500	257,701
Nisshin Seifun Group, Inc.(1)	12,500	155,013
Nissin Foods Holdings Co., Ltd.	2,200	185,494
Nitori Holdings Co., Ltd.	2,200	269,396
Nitto Denko Corp.(1)	3,300	234,666
NOF Corp.	4,300	185,561
Nomura Real Estate Holdings, Inc.	6,900	171,141
Nomura Real Estate Master Fund, Inc.	184	218,912
Nomura Research Institute, Ltd.	6,700	190,380
NTT Data Group Corp.	10,500	146,067
Obic Co., Ltd.(1)	900	147,276
Odakyu Electric Railway Co., Ltd.(1)	5,100	74,513
Oji Holdings Corp.	48,300	190,703
Olympus Corp.	23,100	376,921
Omron Corp.	4,700	252,278
Ono Pharmaceutical Co., Ltd.	10,100	185,086
Oracle Corp. Japan	1,900	133,187
Oriental Land Co., Ltd.	13,000	498,596
Orix JREIT, Inc.	118	150,122
Osaka Gas Co., Ltd.	25,700	404,385
Otsuka Corp.	4,400	183,231
Otsuka Holdings Co., Ltd.	8,800	323,552
Pan Pacific International Holdings Corp.	14,900	294,597
Panasonic Holdings Corp.	23,100	285,132
Pigeon Corp.	8,000	108,053
Rakuten Group, Inc.(1)	18,600	72,852
Renesas Electronics Corp.(2)	14,900	287,478
Resona Holdings, Inc.	44,400	241,717
Resonac Holdings Corp.(1)	12,600	206,410
Ricoh Co., Ltd.	25,600	227,729
Rinnai Corp.(1)	5,100	111,038
ROHM Co., Ltd.	1,600	149,933
Rohto Pharmaceutical Co., Ltd.	5,600	119,362
Ryohin Keikaku Co., Ltd.	9,000	116,867
Santen Pharmaceutical Co., Ltd.	16,700	145,930
Sawai Group Holdings Co., Ltd.	3,400	84,685
SECOM Co., Ltd.	2,000	134,210
Sekisui House Reit, Inc.	380	225,557
Sekisui House, Ltd.(1)	8,600	175,455

12
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Seven Bank, Ltd.	101,900	$ 221,324
SG Holdings Co., Ltd.	5,100	74,427
Shimadzu Corp.	4,900	148,817
Shimano, Inc.	1,800	271,309
Shimizu Corp.	15,300	105,410
Shizuoka Financial Group, Inc.	10,200	85,191
SMC Corp.	500	261,281
SoftBank Corp.	65,200	724,013
Sompo Holdings, Inc.	7,300	322,738
Square Enix Holdings Co., Ltd.	7,100	328,867
Sumitomo Corp.	9,500	203,802
Sumitomo Metal Mining Co., Ltd.	7,700	265,921
Sumitomo Mitsui Financial Group, Inc.	20,300	951,088
Sumitomo Mitsui Trust Holdings, Inc.	7,200	280,092
Suntory Beverage & Food, Ltd.	3,100	110,351
Suzuken Co., Ltd.	5,100	148,908
T&D Holdings, Inc.	15,400	250,386
Taisei Corp.	4,500	170,534
Taisho Pharmaceutical Holdings Co., Ltd.	4,000	154,229
Taiyo Yuden Co., Ltd.(1)	3,600	107,349
Takeda Pharmaceutical Co., Ltd.	27,500	840,808
TEIJIN, Ltd.	12,200	130,488
TIS, Inc.	4,100	103,992
Tobu Railway Co., Ltd.(1)	3,200	84,678
Toho Co., Ltd.	9,300	362,541
Tohoku Electric Power Co., Inc.(2)	55,600	369,808
Tokai Carbon Co., Ltd.	18,400	163,697
Tokio Marine Holdings, Inc.	30,200	694,448
Tokyo Gas Co., Ltd.	22,300	505,676
Tokyo Ohka Kogyo Co., Ltd.	1,300	82,110
Tokyo Tatemono Co., Ltd.	12,300	164,371
Tokyu Corp.(1)	9,800	124,339
Toppan, Inc.	3,300	77,677
Toray Industries, Inc.	41,100	230,136
Toshiba Corp.(1)	3,500	113,002
Tosoh Corp.	8,300	108,487
TOTO, Ltd.(1)	3,200	98,375
Toyo Suisan Kaisha, Ltd.	4,500	186,130
Toyota Industries Corp.	2,100	151,761
Toyota Motor Corp.	100,600	1,691,463
Trend Micro, Inc.	3,900	184,258
Tsuruha Holdings, Inc.(1)	2,400	184,311
United Urban Investment Corp.	135	145,715
USS Co., Ltd.	8,100	140,455
Welcia Holdings Co., Ltd.	3,600	67,766
West Japan Railway Co.	1,700	69,843
Security	Shares	Value
Japan (continued)
Yakult Honsha Co., Ltd.	3,300	$ 183,103
Yamaguchi Financial Group, Inc.	32,200	250,400
Yamato Holdings Co., Ltd.	6,600	123,605
Yamazaki Baking Co., Ltd.	4,900	70,518
Zeon Corp.	17,700	190,899
ZOZO, Inc.	8,300	162,033
		$ 60,399,715
Netherlands — 4.5%
ABN AMRO Bank NV GDR(3)	28,000	$ 476,090
Aegon NV(1)	67,600	366,952
Arcadis NV	3,500	153,447
Argenx SE(2)	700	352,547
ASML Holding NV	4,324	3,097,146
ASR Nederland NV	9,400	426,096
Corbion NV	20,000	470,004
Euronext NV(1)(3)	5,900	449,071
JDE Peet's NV(1)	24,360	735,173
Koninklijke Ahold Delhaize NV	61,972	2,136,089
Koninklijke KPN NV(1)	360,750	1,305,286
Koninklijke Philips NV	98,466	2,045,497
NN Group NV	15,250	584,608
NSI NV	5,968	125,529
Pharming Group NV(2)	127,000	160,298
PostNL NV(1)	71,792	145,786
Prosus NV(2)	29,973	2,371,085
Randstad NV	6,350	372,018
Rhi Magnesita NV	4,792	184,180
SBM Offshore NV	23,217	337,296
Signify NV(3)	11,700	367,865
Stellantis NV	45,500	933,564
Universal Music Group NV(1)	57,500	1,474,870
Van Lanschot Kempen NV	2,900	95,025
Vastned Retail NV	7,610	169,812
Wolters Kluwer NV	12,695	1,594,187
		$ 20,929,521
New Zealand — 1.1%
a2 Milk Co., Ltd. (The)(1)(2)	135,964	$ 466,487
Argosy Property, Ltd.	225,595	170,957
Auckland International Airport, Ltd.(2)	78,452	409,539
Contact Energy, Ltd.	42,066	217,209
Fisher & Paykel Healthcare Corp., Ltd.	37,651	574,820
Fletcher Building, Ltd.	68,021	235,842
Goodman Property Trust	267,638	375,790
Heartland Group Holdings, Ltd.	183,499	205,198

13
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
Infratil, Ltd.	45,181	$ 279,456
KMD Brands, Ltd.(1)	208,980	118,166
Mercury NZ, Ltd.	39,400	161,347
SKYCITY Entertainment Group, Ltd.	206,639	290,115
Spark New Zealand, Ltd.	182,931	588,955
Vital Healthcare Property Trust	47,629	70,128
Vulcan Steel, Ltd.(1)	20,400	106,372
Xero, Ltd.(2)	9,014	740,963
		$ 5,011,344
Norway — 2.3%
Aker ASA, Class A	1,600	$ 101,739
Aker BP ASA(1)	11,100	310,940
ArcticZymes Technologies ASA(1)(2)	12,002	44,375
Atea ASA(2)	34,789	472,462
Austevoll Seafood ASA	15,900	119,382
Borregaard ASA	27,054	441,530
Crayon Group Holding ASA(2)(3)	23,649	251,805
DHT Holdings, Inc.	7,400	72,890
DNB Bank ASA	48,151	992,271
Elmera Group ASA(1)(3)	31,479	63,161
Entra ASA(3)	25,083	244,658
Equinor ASA	27,789	850,023
Europris ASA(3)	54,174	328,651
Gjensidige Forsikring ASA	15,800	249,426
Grieg Seafood ASA	14,900	107,366
Hafnia, Ltd.	18,400	100,007
Kitron ASA	43,200	159,661
Kongsberg Gruppen ASA	13,520	586,648
Leroy Seafood Group ASA	35,600	148,111
LINK Mobility Group Holding ASA(2)	78,775	110,005
Norsk Hydro ASA	12,800	83,833
Nykode Therapeutics ASA(1)(2)	64,600	185,581
Opera, Ltd. ADR(1)	30,800	554,092
Orkla ASA	75,100	592,601
REC Silicon ASA(1)(2)	93,387	159,183
Salmar ASA	6,300	291,051
Scatec ASA(1)(3)	24,917	208,257
Schibsted ASA, Class B	22,734	445,800
SFL Corp, Ltd.	9,700	95,642
SpareBank 1 SMN	14,400	201,794
Telenor ASA	73,491	786,717
TOMRA Systems ASA	23,400	360,611
Veidekke ASA	20,997	236,739
Yara International ASA	18,306	747,653
		$ 10,704,665
Security	Shares	Value
Portugal — 1.1%
Banco Comercial Portugues S.A., Class R(2)	3,623,653	$ 989,637
Corticeira Amorim SGPS S.A.	35,138	398,254
CTT-Correios de Portugal S.A.	79,156	312,451
EDP-Energias de Portugal S.A.	138,695	647,961
Galp Energia SGPS S.A.	76,229	1,013,054
Jeronimo Martins SGPS S.A.	36,221	986,145
Navigator Co. S.A. (The)(1)	140,308	491,802
NOS SGPS S.A.	100,048	379,890
REN-Redes Energeticas Nacionais SGPS S.A.	47,100	128,613
		$ 5,347,807
Singapore — 2.3%
AEM Holdings, Ltd.	17,700	$ 50,210
BW LPG, Ltd.(3)	19,591	209,666
CapitaLand Ascendas REIT	109,000	230,494
CapitaLand Ascott Trust	4,925	4,148
CapitaLand Integrated Commercial Trust	120,900	185,616
CapitaLand Investment, Ltd.	86,400	221,139
City Developments, Ltd.	26,300	146,341
ComfortDelGro Corp., Ltd.	231,600	219,659
DBS Group Holdings, Ltd.	24,400	629,448
Flex, Ltd.(2)	43,200	1,181,952
Genting Singapore, Ltd.	921,500	651,800
Keppel Corp., Ltd.	76,300	423,712
Keppel REIT	110,000	75,306
Mapletree Industrial Trust	71,610	120,670
Mapletree Pan Asia Commercial Trust(1)	83,109	103,223
Parkway Life REIT	33,400	97,478
Raffles Medical Group, Ltd.	150,700	158,795
Sea, Ltd. ADR(2)	9,300	618,636
Sembcorp Industries, Ltd.	183,600	752,646
Sembcorp Marine, Ltd.(2)	1,456,188	154,335
Sheng Siong Group, Ltd.	201,600	248,675
Singapore Airlines, Ltd.	92,700	525,148
Singapore Exchange, Ltd.	40,400	295,316
Singapore Post, Ltd.	292,300	109,930
Singapore Technologies Engineering, Ltd.	121,200	340,269
Singapore Telecommunications, Ltd.(5)	311,400	624,689
Singapore Telecommunications, Ltd.(5)	84,700	169,592
Suntec Real Estate Investment Trust	89,800	87,139
UMS Holdings, Ltd.(1)	56,725	46,944
United Overseas Bank, Ltd.	29,100	660,089
UOL Group, Ltd.	19,600	103,707
Venture Corp., Ltd.	27,200	306,651
Wilmar International, Ltd.	367,200	1,066,985
		$ 10,820,408

14
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Spain — 4.4%
ACS Actividades de Construccion y Servicios S.A.	17,040	$ 596,053
Aena SME S.A.(3)	4,771	761,891
Almirall S.A.(1)	40,254	386,146
Amadeus IT Group S.A.	27,190	1,950,504
Banco de Sabadell S.A.	103,800	127,920
Banco Santander S.A.	341,173	1,382,529
Bankinter S.A.	35,852	231,964
CaixaBank S.A.	135,566	548,392
Cellnex Telecom S.A.(3)	58,584	2,392,516
Cia de Distribucion Integral Logista Holdings S.A.	14,897	414,510
Enagas S.A.	10,500	186,338
Ence Energia y Celulosa S.A.(1)	110,221	335,669
Energia Innovacion y Desarrollo Fotovoltaico S.A.(2)(4)	3,300	53,990
Global Dominion Access S.A.(3)	31,250	131,545
Grifols S.A.(1)(2)	84,481	1,241,052
Iberdrola S.A.	141,919	1,771,363
Indra Sistemas S.A.(1)	10,400	151,254
Industria de Diseno Textil S.A.	63,325	2,423,943
Laboratorios Farmaceuticos Rovi S.A.	11,900	571,352
Mapfre S.A.	69,417	144,280
Merlin Properties Socimi S.A.	122,600	1,142,506
Neinor Homes S.A.(2)(3)	10,000	99,004
Redeia Corp. S.A.	20,678	345,853
Repsol S.A.	132,966	2,030,048
Sacyr S.A.(1)	61,254	209,410
Telefonica S.A.	23,741	101,155
Tubacex S.A.	28,949	92,808
Vidrala S.A.	3,722	378,943
Viscofan S.A.	8,168	530,275
		$ 20,733,213
Sweden — 4.4%
AcadeMedia AB(3)	13,600	$ 65,577
Alfa Laval AB	4,650	174,066
Arjo AB, Class B	29,560	126,473
Assa Abloy AB, Class B	10,010	240,669
Atlas Copco AB, Class B	18,000	222,281
Atrium Ljungberg AB, Class B	7,700	151,020
Attendo AB(2)(3)	51,800	157,447
Betsson AB, Class B(1)(2)	10,576	127,969
Bilia AB, Class A	7,790	81,868
Billerud Aktiebolag(1)	45,811	390,659
BioArctic AB, Class B(1)(2)(3)	4,601	131,834
BioGaia AB, Class B	21,245	210,605
Boliden AB	11,400	335,265
Camurus AB(2)	7,100	200,591
Security	Shares	Value
Sweden (continued)
Castellum AB(1)	47,848	$ 544,899
Catena AB	3,800	145,978
Cibus Nordic Real Estate AB(1)	7,400	83,212
Dios Fastigheter AB	19,400	132,285
Electrolux AB, Class B	16,000	197,620
Elekta AB, Class B	42,160	341,548
Embracer Group AB, Class B(1)(2)	118,990	341,536
Epiroc AB, Class A	7,626	152,258
Epiroc AB, Class B	7,415	125,974
Essity AB, Class B	85,735	2,125,909
Evolution AB(3)	8,498	1,047,910
Fabege AB(1)	29,218	253,039
Getinge AB, Class B	22,900	426,696
H & M Hennes & Mauritz AB, Class B(1)	25,600	430,586
Hansa Biopharma AB(1)(2)	21,464	102,048
Hemnet Group AB	11,500	203,716
Hexagon AB, Class B	33,500	324,810
Holmen AB, Class B	16,716	643,913
Hufvudstaden AB, Class A	17,000	208,114
Husqvarna AB, Class B(1)	11,370	111,523
Industrivarden AB, Class A	8,280	235,127
Industrivarden AB, Class C(1)	6,400	181,317
Investor AB, Class A	17,770	360,880
JM AB	7,000	109,983
L E Lundbergforetagen AB, Class B(1)	4,100	180,685
Loomis AB, Class B	3,200	93,352
Millicom International Cellular S.A., SDR(2)	16,200	251,541
Modern Times Group MTG AB, Class B(2)	38,900	253,012
Mycronic AB(1)	26,942	579,785
Nyfosa AB	29,973	190,144
Olink Holding AB ADR(2)	6,400	121,600
Orron Energy AB(1)(2)	29,152	33,700
Pandox AB, Class B	17,478	206,092
Paradox Interactive AB	8,600	246,782
Saab AB, Class B	2,757	145,319
Sandvik AB	11,780	239,282
Securitas AB, Class B(1)	12,200	103,844
Skandinaviska Enskilda Banken AB, Class A	40,800	494,587
Skanska AB, Class B	5,700	90,912
SKF AB, Class B	6,500	123,841
SkiStar AB	4,900	53,204
Stillfront Group AB(2)	88,200	163,225
Storytel AB, Class B(2)	23,200	79,601
Svenska Cellulosa AB SCA, Class B	67,464	896,426
Svenska Handelsbanken AB, Class A	46,800	410,902
Swedbank AB, Class A	22,300	409,020

15
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Swedish Orphan Biovitrum AB(1)(2)	22,039	$ 431,371
Tele2 AB, Class B	46,720	351,547
Telefonaktiebolaget LM Ericsson, Class B	180,300	906,994
Telia Co. AB(1)	178,000	382,519
Tethys Oil AB(2)	12,500	63,011
Thule Group AB(1)(3)	6,300	196,726
Trelleborg AB, Class B	4,800	127,789
Truecaller AB, Class B(1)(2)	69,800	276,498
Volvo AB, Class A	4,800	108,845
Volvo AB, Class B	17,650	389,335
Wallenstam AB, Class B	49,600	193,364
Wihlborgs Fastigheter AB	46,944	367,094
		$ 20,609,154
Switzerland — 9.2%
ABB, Ltd.	22,982	$ 922,211
ALSO Holding AG	1,446	330,892
Baloise Holding AG	2,338	361,896
Banque Cantonale Vaudoise(1)	3,704	415,742
BKW AG	1,702	304,563
Bucher Industries AG	637	283,855
Bystronic AG	167	117,007
Cembra Money Bank AG	4,048	307,253
Cie Financiere Richemont S.A., Class A	28,467	4,584,121
Clariant AG(2)	30,439	498,779
DKSH Holding AG	3,161	255,071
Dottikon Es Holding AG(1)(2)	1,055	289,763
DSM-Firmenich AG	13,608	1,499,997
EMS-Chemie Holding AG	810	676,066
Flughafen Zurich AG	2,030	429,745
Forbo Holding AG	151	217,225
Galenica AG(3)	4,789	385,419
Givaudan S.A.	447	1,508,835
Helvetia Holding AG	2,514	372,029
Holcim, Ltd.(2)	32,162	2,241,592
Huber+Suhner AG	3,060	264,303
Intershop Holding AG	234	161,527
Julius Baer Group, Ltd.	8,830	625,407
Komax Holding AG	695	170,856
Kuehne & Nagel International AG	2,436	762,215
Landis & Gyr Group AG(2)	3,124	271,255
LEM Holding S.A.	128	307,839
Logitech International S.A.	19,419	1,372,903
Meyer Burger Technology AG(1)(2)	557,106	334,949
Nestle S.A.	46,883	5,744,064
Novartis AG	28,204	2,952,878
Security	Shares	Value
Switzerland (continued)
PSP Swiss Property AG	5,878	$ 692,664
Roche Holding AG PC	7,927	2,457,777
Schindler Holding AG	1,944	450,739
Schindler Holding AG PC	2,311	561,149
Schweiter Technologies AG	220	169,346
SFS Group AG	1,848	219,686
SGS S.A.	5,275	512,176
SIG Group AG(2)	27,641	738,945
Softwareone Holding AG(2)	11,522	246,600
Stadler Rail AG	9,144	367,201
Swatch Group AG (The)	6,297	378,152
Swatch Group AG (The), Bearer Shares	2,437	779,939
Swiss Life Holding AG	912	579,899
Swiss Prime Site AG	8,728	844,952
Swiss Re AG	8,196	855,165
Swisscom AG	2,330	1,498,319
u-blox Holding AG(2)	1,652	185,009
Valiant Holding AG	2,200	242,073
Vontobel Holding AG	5,199	350,244
Zehnder Group AG	2,230	163,328
Zurich Insurance Group AG	3,814	1,844,063
		$ 43,107,683
United Kingdom — 8.6%
Admiral Group PLC	5,900	$ 161,088
Airtel Africa PLC(3)	207,600	310,420
Assura PLC	231,800	140,976
AstraZeneca PLC	19,270	2,768,640
Aviva PLC	24,342	121,276
B&M European Value Retail S.A.	40,600	288,378
BAE Systems PLC	35,333	422,549
Balfour Beatty PLC	28,400	127,539
Barclays PLC	138,700	275,224
Bellway PLC	5,400	153,557
Berkeley Group Holdings PLC	4,063	226,543
Big Yellow Group PLC	13,089	180,133
British American Tobacco PLC	22,400	753,269
British Land Co. PLC (The)	67,700	293,764
BT Group PLC	277,800	435,308
Bunzl PLC	6,100	226,114
Burberry Group PLC	10,790	308,003
Centamin PLC	159,300	196,696
Centrica PLC	281,700	499,215
Compass Group PLC	36,863	959,088
Computacenter PLC	11,000	310,331
Croda International PLC	4,887	370,010

16
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Darktrace PLC(1)(2)	64,400	$ 305,421
Derwent London PLC	8,000	217,396
Direct Line Insurance Group PLC	42,288	81,660
Domino's Pizza Group PLC(1)	39,048	174,123
Drax Group PLC	24,900	193,318
DS Smith PLC	55,300	219,864
Energean PLC	8,742	130,079
Experian PLC	14,449	558,390
Fresnillo PLC	32,200	255,193
Glencore PLC	71,200	432,998
Grainger PLC	69,506	224,605
Great Portland Estates PLC	23,683	129,960
GSK PLC	54,600	971,943
Hays PLC	79,300	109,108
Hiscox, Ltd.	11,000	152,256
HSBC Holdings PLC	175,600	1,458,606
IG Group Holdings PLC	14,640	133,028
IMI PLC	6,650	139,034
Imperial Brands PLC	17,600	415,808
Inchcape PLC	19,600	206,133
Informa PLC	85,000	827,039
InterContinental Hotels Group PLC	5,400	399,099
Intertek Group PLC	4,100	229,676
ITV PLC	348,200	323,367
Johnson Matthey PLC	9,700	224,335
Kingfisher PLC	47,900	151,046
Land Securities Group PLC	51,600	428,527
Lloyds Banking Group PLC	577,220	333,487
London Stock Exchange Group PLC	4,413	479,229
LondonMetric Property PLC	90,700	215,175
LXi REIT PLC	118,300	144,557
Manchester United PLC, Class A(1)(2)	9,700	214,952
Mondi PLC	19,940	349,759
Moneysupermarket.com Group PLC	94,900	334,460
National Grid PLC	152,616	2,022,897
NatWest Group PLC	88,311	277,212
NCC Group PLC(1)	72,058	89,205
Next PLC	3,900	352,719
Pearson PLC	14,214	157,229
Persimmon PLC	9,800	145,696
Phoenix Group Holdings PLC	17,800	125,759
Primary Health Properties PLC(1)	121,769	147,908
QinetiQ Group PLC	30,200	125,046
Reckitt Benckiser Group PLC	9,000	674,208
RELX PLC	26,380	887,864
Renishaw PLC	3,300	165,341
Security	Shares	Value
United Kingdom (continued)
Rentokil Initial PLC	39,000	$ 318,012
Rio Tinto PLC	18,000	1,189,759
Rolls-Royce Holdings PLC(2)	104,000	246,598
Rotork PLC	20,595	81,577
Safestore Holdings PLC	19,133	217,501
Sage Group PLC (The)	85,300	1,026,038
Severn Trent PLC	9,200	301,519
Shaftesbury Capital PLC	103,185	158,643
Shell PLC	126,403	3,830,991
Shurgard Self Storage, Ltd.	3,517	160,483
Smiths Group PLC	5,800	126,496
Softcat PLC	18,500	356,450
Spectris PLC	11,200	505,428
Spirax-Sarco Engineering PLC	1,720	245,650
Spirent Communications PLC	89,600	194,733
SSP Group PLC(2)	30,000	96,855
Standard Chartered PLC	38,500	369,814
Supermarket Income REIT PLC	90,300	88,389
Taylor Wimpey PLC	90,000	132,107
Telecom Plus PLC	16,000	341,558
Tesco PLC	159,300	527,613
TORM PLC, Class A	4,716	116,077
Tritax Big Box REIT PLC	152,000	269,527
UK Commercial Property REIT, Ltd.	180,544	121,349
Unilever PLC	24,121	1,296,091
UNITE Group PLC (The)	27,200	339,607
United Utilities Group PLC	29,800	382,142
Victrex PLC	6,800	135,015
Vodafone Group PLC	1,150,800	1,094,710
Weir Group PLC (The)	5,600	131,890
Whitbread PLC	3,900	175,192
		$ 40,440,650
Total Common Stocks (identified cost $414,702,195)		$466,616,811

Warrants — 0.0%
Security	Shares	Value
Webuild SpA, Exp. 8/2/30(1)(2)(4)	15,093	$ 0
Total Warrants (identified cost $0)		$ 0

17
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.2%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(6)	1,195,918	$ 1,195,918
Total Affiliated Fund (identified cost $1,195,918)		$ 1,195,918

Securities Lending Collateral — 2.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(7)	13,686,918	$ 13,686,918
Total Securities Lending Collateral (identified cost $13,686,918)		$ 13,686,918
Total Short-Term Investments (identified cost $14,882,836)		$ 14,882,836

Total Investments — 102.4% (identified cost $429,585,031)	$481,499,647
Other Assets, Less Liabilities — (2.4)%	$ (11,351,129)
Net Assets — 100.0%	$470,148,518
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at July 31, 2023. The aggregate market value of securities on loan at July 31, 2023 was $27,406,631.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $16,239,807 or 3.5% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(5)	Securities are traded on separate exchanges for the same entity.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.6%	$54,706,052
Industrials	11.6	54,428,141
Consumer Discretionary	10.7	50,475,397
Consumer Staples	9.8	46,185,468
Health Care	9.8	46,179,438
Materials	9.4	43,989,491
Information Technology	8.5	39,927,333
Communication Services	8.4	39,461,478
Utilities	7.3	34,349,262
Real Estate	6.9	32,555,077
Energy	5.2	24,359,674
Short-Term Investments	3.2	14,882,836
Total Investments	102.4%	$481,499,647
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
GDR	– Global Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt

18
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Statement of Assets and Liabilities (Unaudited)

July 31, 2023
Assets
Unaffiliated investments, at value (identified cost $428,389,113) — including $27,406,631 of securities on loan	$ 480,303,729
Affiliated investments, at value (identified cost $1,195,918)	1,195,918
Foreign currency, at value (identified cost $303,622)	304,879
Dividends receivable	506,678
Dividends receivable from affiliated investments	3,689
Receivable for investments sold	143,710
Receivable for Fund shares sold	879,715
Securities lending income receivable	18,403
Tax reclaims receivable	1,523,695
Receivable from affiliates	11,893
Total assets	$484,892,309
Liabilities
Collateral for securities loaned	$ 13,686,918
Payable for Fund shares redeemed	591,850
Payable to affiliates:
Investment adviser and administration fee	157,373
Distribution and service fees	11,948
Accrued expenses	295,702
Total liabilities	$ 14,743,791
Net Assets	$470,148,518
Sources of Net Assets
Paid-in capital	$ 422,371,138
Distributable earnings	47,777,380
Net Assets	$470,148,518
Class A Shares
Net Assets	$ 42,153,108
Shares Outstanding	2,970,338
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.19
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 14.98
Class I Shares
Net Assets	$ 277,667,284
Shares Outstanding	19,465,240
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.26
Class R Shares
Net Assets	$ 7,344,806
Shares Outstanding	524,131
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.01
19
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Statement of Assets and Liabilities (Unaudited)  — continued

July 31, 2023
Class R6 Shares
Net Assets	$142,983,320
Shares Outstanding	10,039,454
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.24
On sales of $50,000 or more, the offering price of Class A shares is reduced.
20
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $1,387,252)	$ 10,724,736
Dividend income from affiliated investments	24,949
Securities lending income, net	177,849
Total investment income	$10,927,534
Expenses
Investment adviser and administration fee	$ 915,753
Distribution and service fees:
Class A	60,085
Class R	17,808
Trustees’ fees and expenses	14,761
Custodian fee	107,480
Transfer and dividend disbursing agent fees	127,448
Legal and accounting services	42,141
Printing and postage	11,514
Registration fees	32,993
Miscellaneous	18,593
Total expenses	$ 1,348,576
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 139,353
Total expense reductions	$ 139,353
Net expenses	$ 1,209,223
Net investment income	$ 9,718,311
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (2,233,205)
Investment transactions - affiliated investments	517,100
Foreign currency transactions	(38,861)
Net realized loss	$ (1,754,966)
Change in unrealized appreciation (depreciation):
Investments	$ 12,496,157
Investments - affiliated investments	(548,384)
Foreign currency	32,082
Net change in unrealized appreciation (depreciation)	$11,979,855
Net realized and unrealized gain	$10,224,889
Net increase in net assets from operations	$19,943,200
21
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Statements of Changes in Net Assets

	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,718,311	$ 14,701,131
Net realized loss	(1,754,966)	(4,310,896)
Net change in unrealized appreciation (depreciation)	11,979,855	(58,144,384)
Net increase (decrease) in net assets from operations	$ 19,943,200	$ (47,754,149)
Distributions to shareholders:
Class A	$ —	$ (2,055,430)
Class I	—	(11,808,544)
Class R	—	(254,341)
Class R6	—	(5,080,084)
Total distributions to shareholders	$ —	$ (19,198,399)
Transactions in shares of beneficial interest:
Class A	$ (16,240,993)	$ (33,199,930)
Class I	(16,049,141)	(92,003,049)
Class R	(210,908)	(1,089,432)
Class R6	10,759,862	2,753,594
Net decrease in net assets from Fund share transactions	$ (21,741,180)	$(123,538,817)
Net decrease in net assets	$ (1,797,980)	$(190,491,365)
Net Assets
At beginning of period	$ 471,946,498	$ 662,437,863
At end of period	$470,148,518	$ 471,946,498
22
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Financial Highlights

	Class A
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.600	$ 14.970	$ 14.890	$ 13.670	$ 12.560	$ 14.350
Income (Loss) From Operations
Net investment income(1)	$ 0.280	$ 0.348	$ 0.378	$ 0.249	$ 0.298	$ 0.301
Net realized and unrealized gain (loss)	0.310	(1.217)	0.405	1.175	1.144	(1.700)
Total income (loss) from operations	$ 0.590	$ (0.869)	$ 0.783	$ 1.424	$ 1.442	$ (1.399)
Less Distributions
From net investment income	$ —	$ (0.300)	$ (0.425)	$ (0.195)	$ (0.277)	$ (0.211)
From net realized gain	—	(0.201)	(0.278)	(0.009)	(0.055)	(0.180)
Total distributions	$ —	$ (0.501)	$ (0.703)	$ (0.204)	$ (0.332)	$ (0.391)
Net asset value — End of period	$14.190	$13.600	$14.970	$ 14.890	$ 13.670	$12.560
Total Return(2)(3)	4.34% (4)	(5.51)%	5.18%	10.35%	11.53%	(9.73)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 42,153	$ 56,337	$ 99,423	$113,340	$103,801	$ 65,056
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.75% (5)(6)	0.76% (6)(7)	0.75%	0.75%	0.75%	0.75%
Net investment income	4.14% (5)	2.64%	2.36%	1.90%	2.24%	2.27%
Portfolio Turnover	19% (4)	14%	22%	16%	27%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(3)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.06%, 0.07%, 0.04%, 0.07%, 0.06% and 0.11% of average daily net assets for the six months ended July 31, 2023 and the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023).
(7)	Includes interest expense of 0.01%.
23
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.660	$ 15.060	$ 14.980	$ 13.740	$ 12.610	$ 14.410
Income (Loss) From Operations
Net investment income(1)	$ 0.292	$ 0.378	$ 0.414	$ 0.279	$ 0.297	$ 0.310
Net realized and unrealized gain (loss)	0.308	(1.225)	0.414	1.196	1.194	(1.689)
Total income (loss) from operations	$ 0.600	$ (0.847)	$ 0.828	$ 1.475	$ 1.491	$ (1.379)
Less Distributions
From net investment income	$ —	$ (0.352)	$ (0.470)	$ (0.226)	$ (0.306)	$ (0.241)
From net realized gain	—	(0.201)	(0.278)	(0.009)	(0.055)	(0.180)
Total distributions	$ —	$ (0.553)	$ (0.748)	$ (0.235)	$ (0.361)	$ (0.421)
Net asset value — End of period	$ 14.260	$ 13.660	$ 15.060	$ 14.980	$ 13.740	$ 12.610
Total Return(2)(3)	4.47% (4)	(5.30)%	5.45%	10.75%	11.79%	(9.53)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$277,667	$281,658	$417,559	$400,149	$359,605	$151,107
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.50% (5)(6)	0.51% (6)(7)	0.50%	0.50%	0.50%	0.50%
Net investment income	4.28% (5)	2.84%	2.57%	2.11%	2.21%	2.35%
Portfolio Turnover	19% (4)	14%	22%	16%	27%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.06%, 0.07%, 0.04%, 0.07%, 0.06% and 0.11% of average daily net assets for the six months ended July 31, 2023 and the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023).
(7)	Includes interest expense of 0.01%.
24
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Financial Highlights — continued

	Class R
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.450	$ 14.830	$ 14.790	$ 13.590	$ 12.490	$ 14.290
Income (Loss) From Operations
Net investment income(1)	$ 0.254	$ 0.302	$ 0.290	$ 0.204	$ 0.237	$ 0.231
Net realized and unrealized gain (loss)	0.306	(1.201)	0.451	1.180	1.172	(1.657)
Total income (loss) from operations	$ 0.560	$ (0.899)	$ 0.741	$ 1.384	$ 1.409	$ (1.426)
Less Distributions
From net investment income	$ —	$ (0.280)	$ (0.423)	$ (0.175)	$ (0.254)	$ (0.194)
From net realized gain	—	(0.201)	(0.278)	(0.009)	(0.055)	(0.180)
Total distributions	$ —	$ (0.481)	$ (0.701)	$ (0.184)	$ (0.309)	$ (0.374)
Net asset value — End of period	$14.010	$13.450	$14.830	$14.790	$13.590	$12.490
Total Return(2)(3)	4.24% (4)	(5.77)%	4.93%	10.20%	11.25%	(9.96)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 7,345	$ 7,248	$ 9,157	$ 5,082	$ 3,713	$ 1,939
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.00% (5)(6)	1.01% (6)(7)	1.00%	1.00%	1.00%	1.00%
Net investment income	3.79% (5)	2.31%	1.83%	1.55%	1.79%	1.77%
Portfolio Turnover	19% (4)	14%	22%	16%	27%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.06%, 0.07%, 0.04%, 0.07%, 0.06% and 0.11% of average daily net assets for the six months ended July 31, 2023 and the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023).
(7)	Includes interest expense of 0.01%.
25
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.630	$ 15.040	$ 14.960	$ 13.730	$ 12.600	$ 14.410
Income (Loss) From Operations
Net investment income(1)	$ 0.288	$ 0.368	$ 0.421	$ 0.275	$ 0.342	$ 0.363
Net realized and unrealized gain (loss)	0.322	(1.214)	0.416	1.198	1.155	(1.746)
Total income (loss) from operations	$ 0.610	$ (0.846)	$ 0.837	$ 1.473	$ 1.497	$ (1.383)
Less Distributions
From net investment income	$ —	$ (0.363)	$ (0.479)	$ (0.234)	$ (0.312)	$ (0.247)
From net realized gain	—	(0.201)	(0.278)	(0.009)	(0.055)	(0.180)
Total distributions	$ —	$ (0.564)	$ (0.757)	$ (0.243)	$ (0.367)	$ (0.427)
Net asset value — End of period	$ 14.240	$ 13.630	$ 15.040	$ 14.960	$ 13.730	$12.600
Total Return(2)(3)	4.48% (4)	(5.29)%	5.51%	10.75%	11.85%	(9.56)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$142,983	$126,703	$136,299	$150,071	$112,074	$ 91,371
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.47% (5)(6)	0.48% (6)(7)	0.47%	0.47%	0.47%	0.47%
Net investment income	4.24% (5)	2.78%	2.61%	2.07%	2.56%	2.72%
Portfolio Turnover	19% (4)	14%	22%	16%	27%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.06%, 0.07%, 0.04%, 0.07%, 0.06% and 0.11% of average daily net assets for the six months ended July 31, 2023 and the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023).
(7)	Includes interest expense of 0.01%.
26
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares on January 15, 2020, and only for such shareholders’ accounts established prior to such date. Class I shares, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
27

Parametric
International Equity Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

As of July 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $6,038,958 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2023, $4,937,181 are short-term and $1,101,777 are long-term.
The cost and unrealized appreciation (depreciation) of investments of Fund at July 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 435,673,719
Gross unrealized appreciation	$ 92,440,099
Gross unrealized depreciation	(46,614,171)
Net unrealized appreciation	$ 45,825,928
28

Parametric
International Equity Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fees and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the six months ended July 31, 2023, the investment adviser and administration fee amounted to $915,753 or 0.40% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2023, the investment adviser and administration fee paid was reduced by $813 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 0.50%, 1.00% and 0.47% of the Fund’s average daily net assets for Class A, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after May 31, 2024. Pursuant to this agreement, EVM and Parametric were allocated $138,540 in total of the Fund’s operating expenses for the six months ended July 31, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2023, EVM earned $6,880 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $89 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2023. EVD also received distribution and service fees from Class A and Class R shares (see Note 4).
During the six months ended July 31, 2023, EVM reimbursed the Fund $5,008 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return for each class.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2023 amounted to $60,085 for Class A shares.
The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months  ended July 31, 2023, the Fund paid or accrued to EVD $8,904 for Class R shares.
29

Parametric
International Equity Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2023 amounted to $8,904 for Class R shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2023, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $85,322,904 and $98,658,574, respectively, for the six months ended July 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended July 31, 2023 (Unaudited)		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	168,425	$ 2,291,980	1,151,916	$ 15,242,063
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	163,284	2,041,048
Redemptions	(1,339,844)	(18,532,973)	(3,812,887)	(50,483,041)
Net decrease	(1,171,419)	$(16,240,993)	(2,497,687)	$ (33,199,930)
Class I
Sales	1,669,149	$ 22,895,920	4,144,062	$ 55,413,244
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	908,604	11,393,896
Redemptions	(2,829,504)	(38,945,061)	(12,162,125)	(158,810,189)
Net decrease	(1,160,355)	$(16,049,141)	(7,109,459)	$ (92,003,049)
Class R
Sales	31,973	$ 429,513	79,898	$ 1,050,076
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	20,577	254,333
Redemptions	(46,819)	(640,421)	(179,097)	(2,393,841)
Net decrease	(14,846)	$ (210,908)	(78,622)	$ (1,089,432)
30

Parametric
International Equity Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended July 31, 2023 (Unaudited)		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class R6
Sales	1,964,385	$ 27,300,110	2,093,383	$ 28,037,045
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	405,758	5,080,084
Redemptions	(1,219,140)	(16,540,248)	(2,268,661)	(30,363,535)
Net increase	745,245	$ 10,759,862	230,480	$ 2,753,594
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2023.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At July 31, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $27,406,631 and $29,352,217, respectively. Collateral received was comprised of cash of $13,686,918 and U.S. government and/or agencies securities of $15,665,299. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 13,686,496	$ —	$ —	$ —	$ 13,686,496
Warrants	422	—	—	—	422
Total	$13,686,918	$ —	$ —	$ —	$13,686,918
31

Parametric
International Equity Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for collateral for securities loaned at July 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2023.
10  Affiliated Investments
At July 31, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $1,195,918, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$1,344,848	$ —	$ (1,313,564)	$ 517,100	$ (548,384)	$ —	$ —	—
Short-Term Investments
Liquidity Fund	1,199,635	30,496,498	(30,500,215)	—	—	1,195,918	24,949	1,195,918
Total				$517,100	$(548,384)	$1,195,918	$24,949
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 1,800,588	$ 135,265,486	$ 0	$ 137,066,074
Developed Europe	10,061,458	308,574,197	53,990	318,689,645
Developed Middle East	1,498,338	9,362,754	—	10,861,092
Total Common Stocks	$ 13,360,384	$ 453,202,437**	$ 53,990	$466,616,811
Warrants	$ —	$ —	$ 0	$ 0
Short-Term Investments:
Affiliated Fund	1,195,918	—	—	1,195,918
Securities Lending Collateral	13,686,918	—	—	13,686,918
Total Investments	$ 28,243,220	$ 453,202,437	$ 53,990	$481,499,647
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
32

Parametric
International Equity Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2023 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
33

Parametric
International Equity Fund
July 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
34

Parametric
International Equity Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
35

Parametric
International Equity Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric International Equity Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in global markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
36

Parametric
International Equity Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
 Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

37

Parametric
International Equity Fund
July 31, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
38

Parametric
International Equity Fund
July 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
39

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
40

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
41

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
42

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7771    7.31.23

Parametric
Emerging Markets Fund
Semiannual Report
July 31, 2023

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2023
Parametric
Emerging Markets Fund

Parametric
Emerging Markets Fund
July 31, 2023
Performance

Portfolio Manager(s) Thomas C. Seto, Paul Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2006	06/30/2006	5.31%	13.79%	1.37%	2.07%
Class A with 5.25% Maximum Sales Charge	—	—	(0.21)	7.78	0.29	1.52
Class C at NAV	06/30/2006	06/30/2006	4.85	12.90	0.61	1.45
Class C with 1% Maximum Deferred Sales Charge	—	—	3.85	11.90	0.61	1.45
Class I at NAV	06/30/2006	06/30/2006	5.46	14.10	1.62	2.32
Class R6 at NAV	07/01/2014	06/30/2006	5.47	14.12	1.70	2.38

MSCI Emerging Markets Index	—	—	3.26%	8.35%	1.71%	3.47%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.65%	2.40%	1.40%	1.33%
Net	1.50	2.25	1.25	1.18
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
Emerging Markets Fund
July 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Geographic Allocation (% of common stocks)
Top 10 Holdings (% of net assets)[1]
Delta Electronics (Thailand) PCL	1.0%
Tencent Holdings, Ltd.	1.0
Taiwan Semiconductor Manufacturing Co., Ltd.	0.9
Samsung Electronics Co., Ltd.	0.8
America Movil SAB de CV, Series B	0.7
Turkiye Petrol Rafinerileri AS	0.7
Naspers, Ltd., Class N	0.6
Reliance Industries, Ltd.	0.6
Turkcell Iletisim Hizmetleri AS	0.6
Petroleo Brasileiro S.A., PFC Shares	0.5
Total	7.4%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Parametric
Emerging Markets Fund
July 31, 2023
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Parametric
Emerging Markets Fund
July 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (2/1/23)	Ending Account Value (7/31/23)	Expenses Paid During Period* (2/1/23 – 7/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,053.10	$ 8.55	1.68%
Class C	$1,000.00	$1,048.50	$12.34	2.43%
Class I	$1,000.00	$1,054.60	$ 7.28	1.43%
Class R6	$1,000.00	$1,054.70	$ 6.88	1.35%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.46	$ 8.40	1.68%
Class C	$1,000.00	$1,012.74	$12.13	2.43%
Class I	$1,000.00	$1,017.70	$ 7.15	1.43%
Class R6	$1,000.00	$1,018.10	$ 6.76	1.35%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2023.
5

Parametric
Emerging Markets Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value
Argentina — 0.6%
Cresud S.A. ADR(1)(2)	8,891	$ 70,772
Grupo Financiero Galicia S.A. ADR(1)(2)	4,627	78,428
Loma Negra Cia Industrial Argentina S.A. ADR	7,724	51,442
MercadoLibre, Inc.(1)	587	726,735
Pampa Energia S.A. ADR(1)	1,279	53,718
Telecom Argentina S.A. ADR(1)(2)	6,900	43,263
Transportadora de Gas del Sur S.A., Class B ADR(1)(2)	3,013	37,361
YPF S.A. ADR(1)(2)	6,024	89,698
		$ 1,151,417
Bahrain — 0.2%
Al Salam Bank BSC	620,014	$ 302,258
GFH Financial Group BSC	612,932	173,610
		$ 475,868
Bangladesh — 0.5%
Bangladesh Export Import Co., Ltd.	66,933	$ 64,145
Beximco Pharmaceuticals, Ltd.	125,930	152,597
City Bank, Ltd. (The)	285,685	50,545
Grameenphone, Ltd.	18,840	44,773
Heidelberger Cement Bangladesh, Ltd.	18,065	26,818
Jamuna Oil Co., Ltd.	22,841	31,677
Olympic Industries, Ltd.	41,067	38,637
Pubali Bank, Ltd.	240,880	51,275
Renata, Ltd.	6,549	66,148
Square Pharmaceuticals PLC	171,709	298,734
Summit Power, Ltd.	107,026	30,179
Titas Gas Transmission & Distribution Co., Ltd.	150,108	50,903
Unique Hotel & Resorts PLC	114,627	52,391
United Commercial Bank PLC	706,424	72,908
		$ 1,031,730
Botswana — 0.6%
Botswana Insurance Holdings, Ltd.	81,055	$ 120,665
First National Bank of Botswana, Ltd.	546,849	159,463
Letshego Holdings, Ltd.	948,236	74,313
Sechaba Breweries Holdings, Ltd.	495,028	848,168
		$ 1,202,609
Brazil — 4.7%
Alpargatas S.A., PFC Shares(1)	51,100	$ 104,064
AMBEV S.A.	142,850	448,903
Arcos Dorados Holdings, Inc., Class A	8,100	91,530
Security	Shares	Value
Brazil (continued)
Arezzo Industria e Comercio S.A.	5,800	$ 101,067
B3 S.A. - Brasil Bolsa Balcao	26,000	81,925
Banco Bradesco S.A., PFC Shares	43,292	152,523
CCR S.A.	26,700	75,040
Centrais Eletricas Brasileiras S.A., Class B, PFC Shares	33,600	310,012
Cia de Saneamento Basico do Estado de Sao Paulo	12,660	155,548
Cia Energetica de Minas Gerais, PFC Shares	41,800	111,997
Cielo S.A.	91,406	91,237
Cogna Educacao S.A.(1)	75,636	53,583
Cosan S.A.	39,700	167,405
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	23,700	119,383
Embraer S.A. ADR(1)	9,248	144,639
Engie Brasil Energia S.A.	8,250	76,834
Equatorial Energia S.A.	27,300	193,633
Fleury S.A.	31,395	106,957
Gerdau S.A., PFC Shares	16,695	103,268
Grupo De Moda Soma S.A.	36,077	85,753
Hapvida Participacoes e Investimentos S.A.(1)(3)	495,920	503,392
Hypera S.A.	36,000	329,339
Itau Unibanco Holding S.A., PFC Shares	30,120	182,424
Itausa S.A., PFC Shares	55,756	115,786
JBS S.A.	20,225	80,323
Klabin S.A., PFC Shares	103,800	101,632
Localiza Rent a Car S.A.	20,789	295,519
Locaweb Servicos de Internet S.A.(3)	34,800	54,532
Lojas Renner S.A.	41,384	164,092
Magazine Luiza S.A.(1)	273,300	193,615
Marfrig Global Foods S.A.	38,855	60,968
Multiplan Empreendimentos Imobiliarios S.A.	30,700	171,459
Natura & Co. Holding S.A.(1)	23,300	90,022
Petroleo Brasileiro S.A., PFC Shares	169,800	1,117,098
Raia Drogasil S.A.	30,972	189,746
Rede D'Or Sao Luiz S.A.(3)	65,300	497,129
Rumo S.A.	37,219	182,917
Sendas Distribuidora S.A.	51,145	145,688
StoneCo, Ltd., Class A(1)	4,900	71,001
Suzano S.A.	10,620	107,957
Telefonica Brasil S.A.	38,100	339,284
TIM S.A.	80,550	244,269
TOTVS S.A.	43,070	269,327
Vale S.A.	45,947	671,995
Via S.A.(1)	233,600	106,704
Vibra Energia S.A.	51,200	185,473

6
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Weg S.A.	31,104	$ 262,579
YDUQS Participacoes S.A.(1)	24,300	114,030
		$ 9,623,601
Bulgaria — 0.2%
CB First Investment Bank AD(1)	101,904	$ 134,161
Chimimport AD(1)	164,922	65,637
MonBat AD	28,235	73,635
Sopharma AD	61,906	191,303
		$ 464,736
Chile — 2.4%
Aguas Andinas S.A., Series A	483,322	$ 169,375
Banco de Chile	2,960,094	329,548
Banco de Credito e Inversiones S.A.	3,443	103,420
Banco Santander Chile	3,218,212	171,815
CAP S.A.	7,626	58,176
Cencosud S.A.	133,252	286,376
Cia Cervecerias Unidas S.A.	16,853	139,734
Cia Sud Americana de Vapores S.A.	4,277,766	323,785
Colbun S.A.	624,587	98,608
Embotelladora Andina S.A., Class B, PFC Shares	51,948	142,739
Empresa Nacional de Telecomunicaciones S.A.	24,183	97,200
Empresas CMPC S.A.	98,316	194,067
Empresas COPEC S.A.	75,124	576,227
Enel Americas S.A.(1)	1,632,285	220,636
Enel Chile S.A.	1,903,814	131,369
Falabella S.A.	131,123	362,605
Parque Arauco S.A.	232,299	372,423
Quinenco S.A.	9,770	34,005
Ripley Corp. S.A.	484,810	105,463
Sociedad Matriz SAAM S.A.	1,031,318	111,867
Sociedad Quimica y Minera de Chile S.A., Series B, PFC Shares	9,400	689,248
Sonda S.A.	225,936	120,381
Vina Concha y Toro S.A.	92,943	126,185
		$ 4,965,252
China — 15.9%
3SBio, Inc.(1)(3)	98,000	$ 94,408
AAC Technologies Holdings, Inc.	69,500	159,228
Aier Eye Hospital Group Co., Ltd., Class A	24,105	68,021
Air China, Ltd., Class H(1)	178,000	145,969
Alibaba Group Holding, Ltd. ADR(1)	9,600	980,736
Aluminum Corp. of China, Ltd., Class H	352,000	175,042
Angang Steel Co., Ltd., Class H	306,400	91,978
Security	Shares	Value
China (continued)
Anhui Conch Cement Co., Ltd., Class H	54,500	$ 164,530
ANTA Sports Products, Ltd.	15,000	177,764
Baidu, Inc. ADR(1)	3,632	566,556
Bank of Beijing Co., Ltd., Class A	182,760	119,463
Bank of China, Ltd., Class H	536,000	198,801
Bank of Ningbo Co., Ltd., Class A	19,850	81,024
BeiGene, Ltd. ADR(1)	1,500	321,330
Beijing Capital International Airport Co., Ltd., Class H(1)	308,000	201,420
Beijing Enterprises Holdings, Ltd.	39,500	157,101
Beijing Enterprises Water Group, Ltd.	290,000	70,762
Beijing Originwater Technology Co., Ltd., Class A	39,363	30,815
BOE Technology Group Co., Ltd., Class A	341,100	202,114
BYD Co., Ltd., Class H	7,654	272,620
BYD Electronic (International) Co., Ltd.	29,000	111,956
Changchun High & New Technology Industry Group, Inc., Class A	6,200	130,527
Changjiang Securities Co., Ltd., Class A	112,200	104,825
Chengdu Xingrong Environment Co., Ltd., Class A	125,700	99,423
China Coal Energy Co., Ltd., Class H	144,000	104,364
China Communications Services Corp., Ltd., Class H	118,000	56,135
China Construction Bank Corp., Class H	530,630	309,282
China Everbright Environment Group, Ltd.	234,925	93,744
China Gas Holdings, Ltd.	165,400	185,280
China Jinmao Holdings Group, Ltd.	352,000	57,847
China Life Insurance Co., Ltd., Class H	92,000	161,516
China Longyuan Power Group Corp., Ltd., Class H	188,000	182,013
China Mengniu Dairy Co., Ltd.(1)	58,000	220,295
China Merchants Bank Co., Ltd., Class H	35,024	174,165
China Merchants Port Holdings Co., Ltd.	42,035	57,830
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	149,147
China National Building Material Co., Ltd., Class H	166,000	104,921
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	15,200	52,598
China Oilfield Services, Ltd., Class H	198,000	233,747
China Overseas Land & Investment, Ltd.	115,160	273,179
China Petroleum & Chemical Corp., Class H	1,449,741	811,907
China Railway Group, Ltd., Class H	281,000	184,746
China Resources Beer Holdings Co., Ltd.	34,000	219,058
China Resources Gas Group, Ltd.	64,000	221,711
China Resources Land, Ltd.	86,000	401,296
China Resources Medical Holdings Co., Ltd.	163,000	135,157
China Resources Power Holdings Co., Ltd.	139,600	302,854
China Shenhua Energy Co., Ltd., Class H	213,500	639,943
China Shineway Pharmaceutical Group, Ltd.	110,000	120,997
China Southern Airlines Co., Ltd., Class H(1)(2)	108,000	67,692
China State Construction Engineering Corp., Ltd., Class A	156,440	134,004

7
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Tourism Group Duty Free Corp., Ltd., Class A	6,700	$ 118,432
China Travel International Investment Hong Kong, Ltd.(1)	714,855	157,975
China Vanke Co., Ltd., Class H	149,577	212,003
China Yangtze Power Co., Ltd., Class A	112,600	338,482
CIFI Holdings Group Co., Ltd.(1)(2)(4)	388,960	18,952
CITIC, Ltd.	142,000	160,293
CMOC Group, Ltd., Class H	366,000	244,923
COSCO SHIPPING Energy Transportation Co., Ltd., Class H(2)	186,000	205,545
COSCO SHIPPING Holdings Co., Ltd., Class H	198,866	210,482
COSCO SHIPPING Ports, Ltd.	110,000	69,500
Country Garden Holdings Co., Ltd.(1)(2)	400,880	82,357
Country Garden Services Holdings Co., Ltd.(2)	56,589	64,792
CSPC Pharmaceutical Group, Ltd.	239,760	200,266
Daqo New Energy Corp. ADR(1)	1,900	74,233
Dong-E-E-Jiao Co., Ltd., Class A	16,200	110,998
East Money Information Co., Ltd., Class A	24,751	55,852
Focus Media Information Technology Co., Ltd., Class A	196,344	204,971
Ganfeng Lithium Group Co., Ltd., Class A	14,770	123,896
GDS Holdings, Ltd. ADR(1)	9,300	123,504
Gemdale Corp., Class A(1)	80,700	97,727
Great Wall Motor Co., Ltd., Class H	50,000	68,415
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	86,500	78,691
Guangdong Investment, Ltd.	186,000	161,023
Haier Smart Home Co., Ltd., Class H	47,553	156,378
Han's Laser Technology Industry Group Co., Ltd., Class A	23,400	80,334
Hengan International Group Co., Ltd.	24,500	100,776
Huadian Power International Corp., Ltd., Class H(2)	240,000	106,301
Huadong Medicine Co., Ltd., Class A	32,753	199,260
Huaneng Power International, Inc., Class H(1)	420,000	233,313
Huayu Automotive Systems Co., Ltd., Class A	53,308	147,408
Hubei Energy Group Co., Ltd., Class A(1)	94,014	60,920
Hundsun Technologies, Inc., Class A	31,491	181,536
Iflytek Co., Ltd., Class A	34,550	304,175
Industrial & Commercial Bank of China, Ltd., Class H	495,000	241,722
Industrial Bank Co., Ltd., Class A	25,302	59,069
Inner Mongolia BaoTou Steel Union Co., Ltd., Class A(1)	707,000	187,189
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,200	213,698
Innovent Biologics, Inc.(1)(3)	44,000	196,743
JD.com, Inc. ADR	6,406	264,632
Jiangsu Expressway Co., Ltd., Class H	108,000	99,039
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	38,761	242,178
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	11,800	242,337
Jiangxi Copper Co., Ltd., Class H	154,000	258,714
Jinke Properties Group Co., Ltd., Class A(1)	130,499	46,416
Kingboard Holdings, Ltd.	87,100	242,369
Security	Shares	Value
China (continued)
Kingdee International Software Group Co., Ltd.(1)	99,000	$ 173,652
Kingsoft Corp., Ltd.	32,800	141,176
Kunlun Energy Co., Ltd.	338,000	276,583
Kweichow Moutai Co., Ltd., Class A	2,900	765,471
Lee & Man Paper Manufacturing, Ltd.	275,000	95,446
Lenovo Group, Ltd.	204,000	234,842
Lepu Medical Technology Beijing Co., Ltd., Class A	33,300	97,064
Li Ning Co., Ltd.	21,208	129,293
Longfor Group Holdings, Ltd.(2)(3)	49,500	133,919
LONGi Green Energy Technology Co., Ltd., Class A	63,389	265,628
Luxshare Precision Industry Co., Ltd., Class A	71,034	321,844
Luye Pharma Group, Ltd.(1)(2)(3)	249,500	116,956
Maanshan Iron & Steel Co., Ltd., Class H	286,000	59,644
Meituan, Class B(1)(3)	5,073	96,844
NARI Technology Co., Ltd., Class A	59,068	201,177
NetEase, Inc. ADR	3,410	370,803
Nine Dragons Paper Holdings, Ltd.(1)	195,000	128,504
OFILM Group Co., Ltd., Class A(1)	65,800	53,365
PetroChina Co., Ltd., Class H	1,306,000	957,607
Ping An Bank Co., Ltd., Class A	35,488	61,293
Ping An Insurance Group Co. of China, Ltd., Class H	44,000	320,616
Poly Developments and Holdings Group Co., Ltd., Class A	94,900	189,367
Poly Property Group Co., Ltd.(2)	700,000	168,013
Power Construction Corp. of China, Ltd., Class A	53,800	45,218
SAIC Motor Corp., Ltd., Class A	55,100	119,617
Sanan Optoelectronics Co., Ltd., Class A	84,900	201,801
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	81,150	92,441
Shandong Gold Mining Co., Ltd., Class A	50,680	173,211
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	112,000	144,643
Shanghai Electric Group Co., Ltd., Class H(1)	282,000	68,769
Shanghai Industrial Holdings, Ltd.	117,000	173,682
Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	41,000	93,875
Shenzhen Inovance Technology Co., Ltd., Class A	10,400	103,464
Shenzhen Investment, Ltd.	674,000	134,518
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	138,451
Shimao Group Holdings, Ltd.(1)	118,500	23,096
Siasun Robot & Automation Co., Ltd., Class A(1)	55,000	103,141
Sichuan Chuantou Energy Co., Ltd., Class A	88,600	179,336
Sino Biopharmaceutical, Ltd.	475,500	215,657
Sino-Ocean Group Holding, Ltd.(1)(2)	659,000	40,028
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	877,000	134,325
Sinopharm Group Co., Ltd., Class H	60,400	190,211
Sunny Optical Technology Group Co., Ltd.	26,700	261,769
Tencent Holdings, Ltd.	42,539	1,955,140
Tingyi (Cayman Islands) Holding Corp.	56,000	86,480

8
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Tongling Nonferrous Metals Group Co., Ltd., Class A	424,000	$ 193,160
Trip.com Group, Ltd. ADR(1)	5,254	215,624
Tsingtao Brewery Co., Ltd., Class H	13,566	121,990
Vnet Group, Inc. ADR(1)(2)	14,100	41,877
Wanhua Chemical Group Co., Ltd.	8,165	111,934
Want Want China Holdings, Ltd.	162,920	113,616
Weichai Power Co., Ltd., Class H	102,742	152,207
Weimob, Inc.(1)(2)(3)	219,000	119,196
WH Group, Ltd.(3)	248,121	135,422
Wuliangye Yibin Co., Ltd., Class A	15,200	386,112
WuXi Biologics Cayman, Inc.(1)(3)	90,000	519,372
Xinyi Solar Holdings, Ltd.	170,000	184,594
Yangzijiang Financial Holdings, Ltd.(2)	326,900	81,153
Yangzijiang Shipbuilding Holdings, Ltd.	200,300	232,040
Yankuang Energy Group Co., Ltd., Class H(2)	177,000	266,493
Yuan Longping High-Tech Agriculture Co., Ltd., Class A(1)	65,900	150,684
Yuexiu Property Co., Ltd.	128,000	168,919
Yunnan Baiyao Group Co., Ltd., Class A	29,680	223,724
Zhaojin Mining Industry Co., Ltd., Class H	77,500	111,801
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	213,881
Zhejiang Expressway Co., Ltd., Class H	116,000	93,171
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	41,250	106,332
Zhuzhou CRRC Times Electric Co., Ltd., Class H	32,800	130,760
Zijin Mining Group Co., Ltd., Class H	190,000	328,154
ZTE Corp., Class H	155,303	568,382
ZTO Express Cayman, Inc. ADR	6,900	191,820
		$ 32,630,058
Colombia — 1.2%
Bancolombia S.A.	26,423	$ 224,943
Bancolombia S.A. ADR, PFC Shares	7,755	236,993
Cementos Argos S.A.	96,156	86,813
Ecopetrol S.A.	1,154,369	674,780
Geopark, Ltd.	9,300	94,023
Grupo Argos S.A.	82,564	203,725
Grupo Aval Acciones y Valores S.A., PFC Shares	467,549	60,337
Grupo de Inversiones Suramericana S.A.	5,521	52,098
Grupo Energia Bogota S.A. ESP	266,900	120,142
Grupo Nutresa S.A.	33,093	428,749
Interconexion Electrica S.A.	48,553	212,613
		$ 2,395,216
Croatia — 0.6%
Adris Grupa DD, PFC Shares	1,293	$ 83,024
Ericsson Nikola Tesla DD	432	99,321
Hrvatski Telekom DD	11,170	321,717
Security	Shares	Value
Croatia (continued)
Koncar-Elektroindustrija DD	631	$ 122,754
Podravka Prehrambena Ind DD	1,328	173,590
Valamar Riviera DD	75,918	363,847
Zagrebacka Banka DD	4,751	64,768
		$ 1,229,021
Czech Republic — 0.6%
CEZ AS	18,877	$ 834,710
Komercni Banka AS	7,268	238,029
Philip Morris CR AS	119	92,755
		$ 1,165,494
Egypt — 0.6%
Cleopatra Hospital(1)	330,000	$ 43,352
Commercial International Bank Egypt SAE	171,033	279,351
E Finance Investment Group	106,000	61,642
Eastern Co. SAE	199,265	120,536
EFG Holding S.A.E.(1)	79,120	42,180
Egypt Kuwait Holding Co. SAE	107,500	105,990
ElSewedy Electric Co.	125,156	76,331
Fawry for Banking Technology and Electronic Payments SAE(1)	382,000	69,574
Juhayna Food Industries	143,563	66,048
Oriental Weavers	271,447	128,528
Talaat Moustafa Group	316,254	95,956
Telecom Egypt Co.	67,509	57,234
		$ 1,146,722
Estonia — 0.5%
AS Tallink Grupp(1)	946,348	$ 675,485
AS Tallinna Kaubamaja Grupp	31,842	351,395
		$ 1,026,880
Ghana — 0.3%
GCB Bank PLC(1)	1,347,533	$ 392,004
Standard Chartered Bank of Ghana, Ltd.(1)	175,500	208,473
		$ 600,477
Greece — 1.2%
Aegean Airlines S.A.(1)	3,992	$ 57,313
Alpha Services and Holdings S.A.(1)	58,420	105,209
Eurobank Ergasias Services and Holdings S.A.(1)	72,622	126,863
GEK Terna Holding Real Estate Construction S.A.(1)	4,483	70,675
Hellenic Telecommunications Organization S.A.	21,951	346,430
JUMBO S.A.	9,006	268,731
Motor Oil (Hellas) Corinth Refineries S.A.	8,687	219,541

9
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
Mytilineos S.A.	5,537	$ 230,427
National Bank of Greece S.A.(1)	31,588	217,538
OPAP S.A.	15,444	271,622
Public Power Corp. S.A.(1)	10,354	122,508
Sarantis S.A.	6,450	53,972
Terna Energy S.A.	4,568	87,685
Titan Cement International S.A.	6,024	126,677
Tsakos Energy Navigation, Ltd.	3,420	71,683
		$ 2,376,874
Hong Kong — 0.0%(5)
Yuexiu Real Estate Investment Trust	7,935	$ 1,635
		$ 1,635
Hungary — 0.5%
Magyar Telekom Telecommunications PLC	43,733	$ 52,000
MOL Hungarian Oil & Gas PLC	44,876	354,283
OTP Bank Nyrt.	7,428	270,128
Richter Gedeon Nyrt.	18,101	456,772
		$ 1,133,183
Iceland — 0.6%
Arion Banki HF(3)	94,500	$ 107,113
Brim HF	190,700	118,881
Eik Fasteignafelag HF(1)	387,000	36,245
Eimskipafelag Islands HF	8,816	35,744
Festi HF	99,900	145,398
Hagar HF	135,000	69,367
Icelandair Group HF(1)	2,300,000	35,800
Islandsbanki HF	57,500	51,521
Kvika Banki HF	300,000	38,669
Marel HF	51,000	169,857
Reginn HF(1)	336,000	63,983
Reitir Fasteignafelag HF	133,900	87,325
Sildarvinnslan HF	124,800	108,394
Siminn HF	678,565	52,218
Syn HF	84,000	29,210
		$ 1,149,725
India — 7.4%
ACC, Ltd.	1,578	$ 38,757
Adani Enterprises, Ltd.	4,154	125,905
Adani Ports and Special Economic Zone, Ltd.	11,419	107,853
Adani Total Gas, Ltd.	4,200	33,963
Adani Transmission, Ltd.(1)	3,600	35,892
Apollo Hospitals Enterprise, Ltd.	4,712	297,288
Security	Shares	Value
India (continued)
Ashok Leyland, Ltd.	43,400	$ 97,125
Asian Paints, Ltd.	3,500	143,679
Aurobindo Pharma, Ltd.	20,924	209,619
Avenue Supermarts, Ltd.(1)(3)	3,000	137,040
Axis Bank, Ltd.	16,772	194,919
Bajaj Auto, Ltd.	2,234	134,252
Bajaj Finance, Ltd.	1,332	118,312
Bajaj Finserv, Ltd.	3,629	70,478
Bharat Forge, Ltd.	6,089	68,906
Bharat Petroleum Corp., Ltd.	16,891	77,471
Bharti Airtel, Ltd.	72,521	784,606
Biocon, Ltd.	20,599	64,459
Britannia Industries, Ltd.	2,800	163,761
Cipla, Ltd.	17,893	256,564
Coal India, Ltd.	25,404	70,935
Container Corp. of India, Ltd.	9,400	79,428
Crompton Greaves Consumer Electricals, Ltd.	19,469	69,663
Cummins India, Ltd.	7,301	174,721
Divi's Laboratories, Ltd.	3,350	150,876
DLF, Ltd.	20,247	127,477
Dr. Reddy's Laboratories, Ltd.	3,717	255,521
Eicher Motors, Ltd.	3,860	158,177
Embassy Office Parks REIT	14,200	53,701
GAIL (India), Ltd.	156,208	227,311
Godrej Consumer Products, Ltd.(1)	12,875	162,758
Godrej Properties, Ltd.(1)	7,400	157,075
Grasim Industries, Ltd.	4,143	93,198
Gujarat State Petronet, Ltd.	19,482	68,652
Havells India, Ltd.	5,343	86,816
HCL Technologies, Ltd.	18,017	244,656
HDFC Bank, Ltd.	10,704	214,738
Hero MotoCorp, Ltd.	3,443	134,499
Hindalco Industries, Ltd.	27,544	154,907
Hindustan Aeronautics, Ltd.	2,700	130,204
Hindustan Unilever, Ltd.	11,071	344,707
ICICI Bank, Ltd.	18,720	227,852
Indian Hotels Co., Ltd., Class A	18,900	90,737
Indian Oil Corp., Ltd.	73,810	84,366
Indus Towers, Ltd.(1)	52,044	108,993
Info Edge India, Ltd.	2,500	139,288
Infosys, Ltd.	53,369	882,730
Ipca Laboratories, Ltd.	6,080	64,724
ITC, Ltd.	34,786	196,921
Jio Financial Services, Ltd.	38,074	121,214
JSW Steel, Ltd.	14,970	148,617
Kotak Mahindra Bank, Ltd.	3,824	86,435

10
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Larsen & Toubro, Ltd.(1)	9,400	$ 306,784
Lupin, Ltd.	10,226	122,392
Mahindra & Mahindra, Ltd.	11,976	214,848
Maruti Suzuki India, Ltd.	1,314	156,903
Max Healthcare Institute, Ltd.(1)	24,925	179,525
Nestle India, Ltd.	559	152,546
NTPC, Ltd.	142,226	376,769
Oil & Natural Gas Corp., Ltd.	63,509	136,926
Pidilite Industries, Ltd.	4,300	137,082
Power Grid Corp. of India, Ltd.	45,766	148,178
Reliance Industries, Ltd.	38,074	1,180,423
Siemens, Ltd.	2,441	118,171
SRF, Ltd.	3,200	84,495
State Bank of India GDR	11,200	84,439
Sun Pharmaceutical Industries, Ltd.	27,576	383,408
Sun TV Network, Ltd.	7,988	52,676
Tata Consultancy Services, Ltd.	15,203	632,147
Tata Consumer Products, Ltd.	7,384	77,161
Tata Motors, Ltd.	22,152	173,814
Tata Power Co., Ltd. (The)	53,099	152,812
Tata Steel, Ltd.	67,800	101,471
Tech Mahindra, Ltd.	14,661	199,769
Titan Co., Ltd.	4,132	151,546
Torrent Pharmaceuticals, Ltd.	9,488	232,152
Tube Investments of India, Ltd.	2,406	90,645
UltraTech Cement, Ltd.	1,522	153,838
UPL, Ltd.(1)	7,038	53,325
Vedanta, Ltd.	20,367	68,589
Vodafone Idea, Ltd.(1)	759,569	76,726
Voltas, Ltd.	6,353	60,205
Wipro, Ltd.	21,949	108,255
WNS Holdings, Ltd. ADR(1)	2,100	145,131
Zee Entertainment Enterprises, Ltd.	44,401	131,516
Zydus Life Sciences, Ltd.	18,997	145,693
		$ 15,063,106
Indonesia — 2.3%
Ace Hardware Indonesia Tbk PT	1,088,200	$ 51,982
Adaro Energy Indonesia Tbk PT	1,211,600	193,820
AKR Corporindo Tbk PT	1,258,400	115,658
Aneka Tambang Tbk PT	939,800	123,875
Astra International Tbk PT	1,419,500	645,084
Bank Central Asia Tbk PT	357,600	216,574
Bank Mandiri Persero Tbk PT	317,400	120,658
Bank Negara Indonesia Persero Tbk PT	113,000	66,523
Bank Rakyat Indonesia Persero Tbk PT	505,368	189,212
Security	Shares	Value
Indonesia (continued)
Bukit Asam Tbk PT	433,000	$ 79,622
Bumi Serpong Damai Tbk PT(1)	1,396,900	109,811
Charoen Pokphand Indonesia Tbk PT(1)	346,400	118,828
Erajaya Swasembada Tbk PT	4,907,500	162,798
Gudang Garam Tbk PT	57,100	105,695
Indocement Tunggal Prakarsa Tbk PT	241,800	167,189
Indofood Sukses Makmur Tbk PT	271,700	131,996
Jasa Marga (Persero) Tbk PT	307,000	78,772
Kalbe Farma Tbk PT	2,457,000	312,069
Lippo Karawaci Tbk PT(1)	10,490,680	68,898
Medco Energi Internasional Tbk PT	1,299,520	97,609
Mitra Adiperkasa Tbk PT	1,163,700	152,844
Mitra Keluarga Karyasehat Tbk PT	1,185,700	228,980
Perusahaan Gas Negara Tbk PT	1,365,300	123,612
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,193,000	82,302
Semen Indonesia Persero Tbk PT	320,600	148,351
Telkom Indonesia Persero Tbk PT	1,606,600	395,827
Unilever Indonesia Tbk PT	309,900	79,106
United Tractors Tbk PT	130,583	238,559
Vale Indonesia Tbk PT	199,900	91,222
Waskita Karya Persero Tbk PT(1)(4)	2,474,900	16,576
Wijaya Karya Persero Tbk PT(1)	982,300	28,541
XL Axiata Tbk PT	485,100	73,032
		$ 4,815,625
Jordan — 0.5%
Arab Bank PLC	46,584	$ 287,907
Arab Potash Co. PLC	7,642	343,805
Bank of Jordan	24,010	74,522
Jordan Islamic Bank	13,918	78,751
Jordan Petroleum Refinery	26,800	195,926
Jordanian Electric Power Co.	18,089	50,582
		$ 1,031,493
Kazakhstan — 0.1%
Halyk Savings Bank of Kazakhstan JSC GDR(6)	16,192	$ 231,929
KCell JSC GDR(4)(6)	96,329	0
		$ 231,929
Kenya — 0.5%
British American Tobacco Kenya PLC	16,600	$ 48,580
East African Breweries PLC	169,580	166,532
Equity Group Holdings PLC	580,700	171,975

11
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kenya (continued)
KCB Group PLC	526,920	$ 105,366
Safaricom PLC	4,038,272	488,834
		$ 981,287
Kuwait — 1.2%
Agility Public Warehousing Co. KSC(1)	155,083	$ 318,030
Boubyan Bank KSCP	28,105	56,720
Boubyan Petrochemicals Co. KSCP	2,441	5,872
Burgan Bank SAK	76,981	52,126
Gulf Bank KSCP	122,344	105,154
Kuwait Finance House KSCP	199,218	511,789
Mabanee Co. KPSC	133,238	383,031
Mobile Telecommunications Co. KSCP	213,804	362,604
National Bank of Kuwait SAK	146,577	459,019
National Industries Group Holding SAK	253,374	191,452
		$ 2,445,797
Lithuania — 0.4%
Apranga PVA	65,809	$ 196,432
Klaipedos Nafta AB(1)	205,439	50,535
Rokiskio Suris	91,153	292,662
Siauliu Bankas AB	277,296	204,496
		$ 744,125
Malaysia — 2.3%
Agmo Holdings Bhd(1)	9,393	$ 1,261
Axiata Group Bhd	157,050	93,013
CelcomDigi Bhd	79,844	78,272
CIMB Group Holdings Bhd	90,800	111,852
Dialog Group Bhd	363,831	185,722
Gamuda Bhd	81,500	77,714
Genting Bhd	165,500	158,236
Genting Malaysia Bhd	265,500	153,147
Globetronics Technology Bhd	582,200	186,016
Hartalega Holdings Bhd	212,408	103,718
Hong Leong Bank Bhd	15,800	68,645
IGB Real Estate Investment Trust	192,600	70,924
IHH Healthcare Bhd	476,500	629,333
IJM Corp. Bhd	173,880	59,011
Inari Amertron Bhd	321,600	215,451
IOI Properties Group Bhd	266,058	80,877
KLCCP Stapled Group	42,600	64,249
Kossan Rubber Industries Bhd	210,000	66,610
Kuala Lumpur Kepong Bhd	14,600	75,515
Magnum Bhd	192,167	46,901
Malayan Banking Bhd	64,187	128,420
Security	Shares	Value
Malaysia (continued)
Malaysia Airports Holdings Bhd	50,000	$ 76,515
Maxis Bhd	70,100	62,817
MISC Bhd	43,400	69,195
My EG Services Bhd	1,000,100	169,819
Nestle Malaysia Bhd	2,600	77,238
Petronas Chemicals Group Bhd	66,900	103,200
Petronas Dagangan Bhd	56,900	289,805
Petronas Gas Bhd	19,600	74,258
Press Metal Aluminium Holdings Bhd	79,740	89,166
Public Bank Bhd	95,290	88,144
Silverlake Axis, Ltd.	627,992	137,020
Sime Darby Plantation Bhd	81,539	82,424
Sports Toto Bhd	276,550	89,604
Supermax Corp. Bhd	220,554	41,345
Telekom Malaysia Bhd	62,300	70,342
Tenaga Nasional Bhd	30,638	65,243
Top Glove Corp. Bhd(1)	696,800	142,245
VS Industry Bhd	999,400	198,437
YTL Corp. Bhd	404,791	105,029
		$ 4,686,733
Mauritius — 0.5%
Alteo, Ltd.	245,799	$ 44,616
CIEL, Ltd.	1,094,295	160,355
Lighthouse Properties PLC(2)	23,262	8,264
MCB Group, Ltd.	44,102	305,934
Miwa Sugar, Ltd.	245,799	71,194
Phoenix Beverages, Ltd.	10,244	120,721
Rogers & Co., Ltd.	288,149	188,574
SBM Holdings, Ltd.	974,963	95,270
Sun, Ltd., Class A	121,200	85,102
United Basalt Products, Ltd.(1)	21,996	47,484
		$ 1,127,514
Mexico — 4.6%
Alfa SAB de CV, Series A	299,472	$ 184,387
Alsea SAB de CV(1)	58,800	204,650
America Movil SAB de CV, Series B	1,395,405	1,463,321
Arca Continental SAB de CV	22,080	221,538
Bolsa Mexicana de Valores SAB de CV	46,975	99,589
Cemex SAB de CV, Series CPO(1)	663,339	505,477
Coca-Cola Femsa SAB de CV, Series L	15,795	133,085
Controladora AXTEL SAB de CV(1)	299,472	3,452
Corporacion Inmobiliaria Vesta SAB de CV(2)	97,400	353,129
El Puerto de Liverpool SAB de CV, Class C1	21,180	132,519
FIBRA Macquarie Mexico(3)	105,000	203,729

12
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mexico (continued)
Fibra Uno Administracion S.A. de CV	263,790	$ 396,512
Fomento Economico Mexicano SAB de CV, Series UBD	42,256	478,758
Genomma Lab Internacional SAB de CV, Class B	76,500	68,574
Gruma SAB de CV, Class B	5,355	95,651
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	21,300	240,107
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	23,687	450,682
Grupo Aeroportuario del Sureste SAB de CV, Class B	13,330	378,191
Grupo Bimbo SAB de CV, Series A(2)	31,645	164,471
Grupo Carso SAB de CV, Series A1	28,800	229,076
Grupo Elektra SAB de CV(2)	2,213	166,638
Grupo Financiero Banorte SAB de CV, Class O	57,900	549,021
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	83,300	202,865
Grupo Mexico SAB de CV, Series B	152,979	795,820
Grupo Televisa SAB ADR	35,500	188,505
Industrias Penoles SAB de CV(1)(2)	9,580	137,181
Kimberly-Clark de Mexico SAB de CV, Class A	82,200	193,854
Orbia Advance Corporation, SAB de CV	49,699	112,873
Promotora y Operadora de Infraestructura SAB de CV	12,415	129,140
Ternium S.A. ADR	3,000	133,950
TF Administradora Industrial S de RL de CV	127,200	258,654
Vista Energy SAB de CV ADR(1)	5,600	146,160
Wal-Mart de Mexico SAB de CV, Series V	100,580	418,958
		$ 9,440,517
Morocco — 0.6%
Attijariwafa Bank	2,768	$ 127,793
Bank of Africa	2,963	53,922
Banque Centrale Populaire	2,948	78,291
Co Sucrerie Marocaine et de Raffinage	5,010	107,385
Itissalat AI-Maghrib	23,401	260,447
Label Vie	228	109,534
LafargeHolcim Maroc S.A.	1,240	225,291
Societe d'Exploitation des Ports	4,496	125,601
TAQA Morocco S.A.	695	81,310
TotalEnergies Marketing Maroc S.A.	466	58,385
		$ 1,227,959
Nigeria — 1.4%
Access Bank PLC(4)	9,080,193	$ 162,972
Dangote Cement PLC(4)	911,519	339,521
FBN Holdings PLC(1)(4)	8,190,197	155,826
Flour Mills of Nigeria PLC(4)	3,215,556	96,812
Guaranty Trust Holding Co. PLC(4)	2,843,125	110,215
Lafarge Africa PLC(4)	3,378,540	94,950
MTN Nigeria Communications PLC(4)	1,163,700	322,249
Nestle Nigeria PLC(4)	141,303	158,871
Security	Shares	Value
Nigeria (continued)
Nigerian Breweries PLC(4)	3,213,425	$ 122,655
SEPLAT Petroleum Development Co. PLC(3)	425,000	711,533
Stanbic IBTC Holdings PLC(4)	1,515,038	101,812
Transnational Corp. of Nigeria PLC(4)	44,100,342	164,447
United Bank for Africa PLC(4)	10,544,352	155,988
Zenith Bank PLC(4)	2,761,959	99,049
		$ 2,796,900
Oman — 0.6%
Bank Muscat SAOG	333,660	$ 242,645
HSBC Bank Oman SAOG	181,355	77,724
National Bank of Oman SAOG	149,081	111,907
Oman Cement Co. SAOG	72,148	66,502
Oman Flour Mills Co. SAOG	40,801	61,532
Oman Telecommunications Co. SAOG	83,628	216,002
Omani Qatari Telecommunications Co. SAOG	140,637	133,981
Ominvest SAOG	57,161	57,784
Renaissance Services SAOG	46,857	46,230
Sembcorp Salalah Power & Water Co. SAOG	410,180	104,484
Sohar International Bank SAOG	178,742	49,233
		$ 1,168,024
Pakistan — 0.6%
Engro Corp., Ltd.	42,010	$ 37,284
Fauji Fertilizer Co., Ltd.	101,890	35,816
Habib Bank, Ltd.	160,318	54,204
Hub Power Co., Ltd. (The)	237,341	70,988
IBEX Holdings, Ltd.(1)	5,000	99,250
Lucky Cement, Ltd.(1)	20,831	42,818
Mari Petroleum Co., Ltd.	10,863	60,806
MCB Bank, Ltd.	163,295	83,981
Millat Tractors, Ltd.	89,077	122,928
Nishat Mills, Ltd.	110,771	26,232
Oil & Gas Development Co., Ltd.	424,891	146,029
Pakistan Oilfields, Ltd.	56,711	87,432
Pakistan Petroleum, Ltd.	387,571	105,436
Pakistan State Oil Co., Ltd.	144,660	69,532
Searle Co., Ltd. (The)(1)	96,770	15,735
Systems, Ltd.	85,000	132,072
United Bank, Ltd.	77,168	40,880
		$ 1,231,423
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	9,300	$ 216,876

13
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Panama (continued)
Copa Holdings S.A., Class A	2,134	$ 251,855
		$ 468,731
Peru — 1.2%
Alicorp SAA	86,497	$ 170,402
Cia de Minas Buenaventura SAA ADR	34,350	265,182
Credicorp, Ltd.	4,300	675,315
Ferreycorp SAA	248,279	165,336
Southern Copper Corp.	11,976	1,047,181
Volcan Cia Minera SAA, Class B(1)	849,375	100,162
		$ 2,423,578
Philippines — 2.3%
Aboitiz Equity Ventures, Inc.	108,400	$ 106,102
Aboitiz Power Corp.	318,600	209,242
ACEN Corp.(1)	44,685	4,248
Ayala Corp.	14,895	166,948
Ayala Land, Inc.	269,131	134,392
Ayala Land, Inc. GDR, PFC Shares(4)	3,951,800	0
Bank of the Philippine Islands	95,474	199,078
BDO Unibank, Inc.	65,992	174,519
Bloomberry Resorts Corp.(1)	570,800	123,256
Converge Information and Communications Technology Solutions, Inc.(1)	241,400	44,419
D&L Industries, Inc.	493,300	64,934
Emperador, Inc.	380,500	145,057
First Gen Corp.	319,822	118,250
Globe Telecom, Inc.	6,161	215,455
GT Capital Holdings, Inc.	8,000	79,422
International Container Terminal Services, Inc.	62,100	245,419
JG Summit Holdings, Inc.	178,958	140,415
Jollibee Foods Corp.	62,926	292,274
Manila Electric Co.	30,200	195,881
Manila Water Co.	415,800	144,631
Megaworld Corp.	1,361,400	50,844
Metropolitan Bank & Trust Co.	64,332	70,325
PLDT, Inc.	13,440	320,717
Puregold Price Club, Inc.	337,403	178,201
San Miguel Corp.	38,970	77,245
Semirara Mining & Power Corp., Class A	158,920	83,504
SM Investments Corp.	18,871	313,557
SM Prime Holdings, Inc.	671,029	408,287
Universal Robina Corp.	149,955	335,347
Wilcon Depot, Inc.	244,700	101,837
		$ 4,743,806
Security	Shares	Value
Poland — 2.3%
Allegro.eu S.A.(1)(3)	33,900	$ 298,880
Asseco Poland S.A.	14,276	284,413
Bank Polska Kasa Opieki S.A.	5,843	172,531
Budimex S.A.	3,610	371,045
CD Projekt S.A.	7,200	293,752
Cyfrowy Polsat S.A.	41,244	166,198
Eurocash S.A.	100,652	435,067
Grupa Azoty S.A.(1)	9,267	62,334
Grupa Kety S.A.(1)	575	99,465
KGHM Polska Miedz S.A.	9,958	307,967
LPP S.A.	83	285,515
mBank S.A.(1)	735	87,737
Neuca S.A.	262	50,328
Orange Polska S.A.	75,376	138,749
ORLEN S.A.	46,032	820,454
PGE S.A.(1)	51,434	109,399
Powszechna Kasa Oszczednosci Bank Polski S.A.	24,715	250,759
Powszechny Zaklad Ubezpieczen S.A.	23,135	233,963
Santander Bank Polska S.A.(1)	1,762	174,811
Tauron Polska Energia S.A.(1)	129,348	120,246
		$ 4,763,613
Qatar — 1.1%
Aamal Co. QSC	230,000	$ 55,674
Al Meera Consumer Goods Co.	26,954	105,888
Barwa Real Estate Co.	143,634	110,794
Commercial Bank PSQC (The)	49,707	85,328
Gulf International Services QSC	201,811	114,749
Industries Qatar QSC	98,345	359,942
Masraf Al Rayan QSC	147,361	101,561
Medicare Group	45,960	79,510
Ooredoo QPSC	39,870	125,138
Qatar Aluminum Manufacturing Co.	204,257	75,784
Qatar Electricity & Water Co. QSC	44,621	222,161
Qatar Gas Transport Co., Ltd.	228,433	264,340
Qatar Islamic Bank SAQ	27,137	157,592
Qatar National Bank QPSC	68,885	321,154
United Development Co. QSC	156,214	52,310
Vodafone Qatar QSC	215,393	114,582
		$ 2,346,507
Romania — 0.6%
Banca Transilvania S.A.(1)	51,135	$ 234,684
BRD-Groupe Societe Generale S.A.(1)	27,477	90,001
MED Life S.A.(1)	28,200	120,619
OMV Petrom S.A.	3,674,697	442,178

14
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Romania (continued)
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	22,046	$ 199,427
Societatea Nationala Nuclearelectrica S.A.	9,700	97,343
		$ 1,184,252
Russia — 0.0%(7)
Aeroflot PJSC(1)(4)	320,440	$ 0
Alrosa PJSC(1)(4)	177,900	0
Detsky Mir PJSC(1)(3)(4)	105,940	0
Evraz PLC(1)(4)	34,831	0
Federal Grid Co. Unified Energy System PJSC(1)(4)	78,095,360	0
Globaltrans Investment PLC GDR(1)(4)(6)	40,040	0
Inter RAO UES PJSC(4)	6,829,770	0
Magnit PJSC(4)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(1)(4)	182,710	0
MMC Norilsk Nickel PJSC(1)(4)	3,387	0
MMC Norilsk Nickel PJSC ADR(1)(4)(8)	3,095	0
MMC Norilsk Nickel PJSC ADR(1)(4)(8)	5	0
Mobile TeleSystems PJSC(4)	89,417	0
Moscow Exchange MICEX-RTS PJSC(4)	47,890	0
Novatek PJSC(4)	23,410	0
OGK-2 PJSC(4)	12,211,000	0
PhosAgro PJSC(4)	2,547	0
PhosAgro PJSC GDR(4)(6)	49	0
PhosAgro PJSC GDR(1)(4)(6)	2	0
PIK Group PJSC(1)(4)	20,850	0
Rostelecom PJSC(1)(4)	107,057	0
RusHydro PJSC(4)	16,550,080	0
Sberbank of Russia PJSC(4)	123,888	0
Severstal PAO GDR(1)(4)(6)	13,622	0
Sistema PJSFC(4)	453,878	0
Surgutneftegas PJSC, PFC Shares(4)	260,300	0
Unipro PJSC(1)(4)	1,521,000	0
Yandex NV, Class A(1)(4)	26,400	0
		$ 0
Saudi Arabia — 4.8%
Abdullah Al Othaim Markets Co.	23,030	$ 90,711
Advanced Petrochemical Co.	4,088	49,625
Al Hammadi Holding	8,581	134,444
Al Rajhi Bank	13,800	274,310
Alandalus Property Co.	22,858	143,973
Aldrees Petroleum and Transport Services Co.	4,272	136,037
Almarai Co. JSC	22,097	405,787
Arabian Centres Co., Ltd.	26,197	159,821
Arriyadh Development Co.	9,090	48,559
Astra Industrial Group	3,516	83,328
Security	Shares	Value
Saudi Arabia (continued)
Banque Saudi Fransi	11,191	$ 127,042
Dallah Healthcare Co.	3,734	175,565
Dar Al Arkan Real Estate Development Co.(1)	57,820	260,911
Dr Sulaiman Al Habib Medical Services Group Co.	8,770	675,613
Dur Hospitality Co.(1)	17,800	132,467
Elm Co.	857	155,343
Emaar Economic City(1)	31,068	74,556
Etihad Etisalat Co.	18,320	228,757
Fawaz Abdulaziz Al Hokair & Co., Class C(1)	16,655	68,662
Herfy Food Services Co.	4,801	47,547
Jarir Marketing Co.	70,160	289,914
Leejam Sports Co. JSC	4,692	184,596
Maharah Human Resources Co.	3,708	63,124
Mobile Telecommunications Co. Saudi Arabia	27,145	97,108
Mouwasat Medical Services Co.	6,039	403,798
National Gas & Industrialization Co.	7,147	127,575
National Medical Care Co.	4,000	144,831
Riyad Bank	16,422	139,219
SABIC Agri-Nutrients Co.	3,518	135,212
Sahara International Petrochemical Co.	6,353	64,107
Saudi Airlines Catering Co.	5,473	180,901
Saudi Arabian Mining Co.(1)	12,078	143,008
Saudi Arabian Oil Co.(3)	112,952	976,107
Saudi Basic Industries Corp.	9,127	208,592
Saudi British Bank (The)	11,656	118,237
Saudi Ceramic Co.	8,453	68,472
Saudi Chemical Co. Holding	71,250	88,321
Saudi Electricity Co.	97,768	584,876
Saudi Ground Services Co.(1)	9,867	83,146
Saudi Industrial Investment Group	10,164	67,717
Saudi Kayan Petrochemical Co.(1)	25,009	81,707
Saudi National Bank (The)	29,620	304,370
Saudi Pharmaceutical Industries & Medical Appliances Corp.(1)	9,738	102,819
Saudi Public Transport Co.(1)	16,000	75,686
Saudi Telecom Co.	52,115	589,298
Saudia Dairy & Foodstuff Co.	1,526	144,282
Savola Group (The)	26,583	299,638
Seera Group Holding(1)	22,676	173,994
United Electronics Co.	6,923	150,407
United International Transportation Co.	7,246	133,528
Yanbu National Petrochemical Co.	5,300	64,755
		$ 9,762,403
Slovenia — 0.6%
Cinkarna Celje DD(1)	1,370	$ 37,328

15
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Slovenia (continued)
Krka dd Novo mesto	6,434	$ 791,894
Luka Koper	1,400	53,463
Petrol DD Ljubljana	3,820	103,355
Pozavarovalnica Sava DD	3,525	98,149
Telekom Slovenije DD	659	35,931
Zavarovalnica Triglav DD	2,100	79,623
		$ 1,199,743
South Africa — 4.7%
Anglo American Platinum, Ltd.	1,244	$ 62,174
AngloGold Ashanti, Ltd.	9,504	210,796
Aspen Pharmacare Holdings, Ltd.	54,491	584,754
AVI, Ltd.	13,138	52,336
Barloworld, Ltd.	41,807	196,004
Bid Corp., Ltd.	13,100	310,060
Bidvest Group, Ltd. (The)	48,342	749,395
Capitec Bank Holdings, Ltd.	1,232	123,585
Clicks Group, Ltd.	13,500	211,718
DataTec, Ltd.	72,300	142,439
Discovery, Ltd.(1)	12,290	108,780
Equites Property Fund, Ltd.	104,000	65,971
Exxaro Resources, Ltd.	51,110	463,532
FirstRand, Ltd.	77,535	315,402
Fortress Real Estate Investments, Ltd., Class A(1)	175,418	126,312
Foschini Group, Ltd. (The)(2)	12,308	74,582
Gold Fields, Ltd.	15,697	243,447
Growthpoint Properties, Ltd.	255,900	181,684
Harmony Gold Mining Co., Ltd.	18,553	80,109
Hyprop Investments, Ltd.	31,700	56,542
Impala Platinum Holdings, Ltd.	18,462	133,352
Kumba Iron Ore, Ltd.	2,760	75,710
Life Healthcare Group Holdings, Ltd.	258,186	301,633
Mr Price Group, Ltd.(2)	12,155	107,016
MTN Group, Ltd.	85,400	669,169
MultiChoice Group, Ltd.	20,757	102,624
Naspers, Ltd., Class N	6,607	1,298,188
NEPI Rockcastle NV	38,480	231,418
Netcare, Ltd.	149,337	116,924
Pick'n Pay Stores, Ltd.(2)	14,362	30,997
Redefine Properties, Ltd.	579,291	115,050
Resilient REIT, Ltd.	48,463	117,142
Reunert, Ltd.	55,746	187,703
Sanlam, Ltd.	28,912	106,609
Sasol, Ltd.	10,993	153,485
Shoprite Holdings, Ltd.	21,115	304,996
Sibanye Stillwater, Ltd.	48,312	91,813
Security	Shares	Value
South Africa (continued)
SPAR Group, Ltd. (The)	14,831	$ 89,475
Standard Bank Group, Ltd.	16,101	171,810
Telkom S.A. SOC, Ltd.(1)(2)	33,018	54,362
Thungela Resources, Ltd.	2,700	20,234
Tiger Brands, Ltd.(2)	10,940	97,785
Vodacom Group, Ltd.	50,500	333,453
Wilson Bayly Holmes-Ovcon, Ltd.(1)	19,623	118,919
Woolworths Holdings, Ltd.	46,024	205,543
Zeda, Ltd.(1)	41,807	25,788
		$ 9,620,820
South Korea — 4.6%
Alteogen, Inc.(1)	1,857	$ 65,010
AMOREPACIFIC Corp.	852	75,254
AMOREPACIFIC Group	2,180	46,786
Bukwang Pharmaceutical Co., Ltd.(1)	7,850	41,108
Celltrion Healthcare Co., Ltd.	4,290	221,629
Celltrion Pharm, Inc.(1)	1,350	93,998
Celltrion, Inc.	2,993	344,337
CJ CheilJedang Corp.	423	92,857
CJ Logistics Corp.	566	31,977
Coway Co., Ltd.	2,548	81,883
Daewoo Industrial Development Co., Ltd.(1)	3,657	3,213
DL E&C Co., Ltd.	1,924	46,196
E-MART, Inc.	1,232	73,128
GS Engineering & Construction Corp.	3,086	35,403
GS Holdings Corp.	1,569	46,363
Hankook Tire and Technology Co., Ltd.	3,779	114,622
Hanmi Pharm Co., Ltd.	346	72,345
Hanwha Solutions Corp.(1)	3,687	109,427
HD Hyundai Co., Ltd.	2,610	126,040
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	993	96,120
Hugel, Inc.(1)	653	55,247
Hyundai Department Store Co., Ltd.	1,615	70,193
Hyundai Engineering & Construction Co., Ltd.	2,645	77,629
Hyundai Glovis Co., Ltd.	758	103,647
Hyundai Mobis Co., Ltd.	792	144,711
Hyundai Motor Co.	2,300	353,633
Hyundai Steel Co.	3,449	97,776
Kakao Corp.	5,676	228,498
Kangwon Land, Inc.	5,706	69,839
KB Financial Group, Inc.	3,231	129,406
Kia Corp.	3,041	197,359
Korea Electric Power Corp.(1)	4,640	69,914
Korea Zinc Co., Ltd.	283	109,629
KT&G Corp.	3,552	229,842

16
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Kumho Petrochemical Co., Ltd.	743	$ 69,967
LG Chem, Ltd.	652	331,676
LG Corp.	1,914	125,299
LG Electronics, Inc.	909	77,375
LG H&H Co., Ltd.	241	80,861
LG Uplus Corp.	7,151	56,128
Medytox, Inc.	1,051	179,153
Mezzion Pharma Co., Ltd.(1)	3,897	125,571
Naver Corp.	1,991	354,731
NCSoft Corp.	372	80,704
Orion Corp. of Republic of Korea	1,268	112,859
POSCO Holdings, Inc.	619	311,903
S1 Corp.	1,533	61,523
Samsung Biologics Co., Ltd.(1)(3)	629	377,694
Samsung C&T Corp.	1,554	125,906
Samsung Electro-Mechanics Co., Ltd.	1,243	141,800
Samsung Electronics Co., Ltd.	29,605	1,620,952
Samsung SDI Co., Ltd.	523	273,008
Samsung SDS Co., Ltd.	570	57,384
Shinhan Financial Group Co., Ltd.	4,669	128,506
SK Hynix, Inc.	3,240	313,778
SK Innovation Co., Ltd.(1)	1,810	307,011
SK, Inc.	913	109,436
S-Oil Corp.	2,051	120,566
Yuhan Corp.	2,232	127,706
Zyle Motors Corp.(1)(4)	5,113	0
		$ 9,426,516
Sri Lanka — 0.6%
Aitken Spence PLC	109,000	$ 50,825
Ceylon Tobacco Co. PLC	38,480	111,813
Chevron Lubricants Lanka PLC	343,215	99,432
Commercial Bank of Ceylon PLC	382,531	111,406
Dialog Axiata PLC(1)	1,107,719	37,943
Expolanka Holdings PLC	185,620	86,987
Hatton National Bank PLC	121,130	72,462
John Keells Holdings PLC	495,487	260,034
Lanka IOC PLC	271,858	110,217
Melstacorp PLC	696,058	169,733
Sampath Bank PLC	293,638	68,580
Teejay Lanka PLC	460,029	50,083
		$ 1,229,515
Taiwan — 7.1%
Accton Technology Corp.	10,000	$ 122,004
Acer, Inc.	119,519	133,472
Security	Shares	Value
Taiwan (continued)
Advantech Co., Ltd.	9,565	$ 119,445
AirTAC International Group	4,178	124,266
ASE Technology Holding Co., Ltd.	23,561	86,235
Asia Cement Corp.	51,000	65,430
Asustek Computer, Inc.	7,325	85,075
AUO Corp.(1)	150,269	99,130
Catcher Technology Co., Ltd.	12,183	67,369
Cathay Financial Holding Co., Ltd.(1)	71,295	103,918
Center Laboratories, Inc.	121,081	229,639
Chailease Holding Co., Ltd.(1)	12,600	83,430
Cheng Shin Rubber Industry Co., Ltd.	110,672	135,654
China Airlines, Ltd.	124,000	98,607
China Motor Corp.	40,926	115,270
China Steel Corp.	223,734	199,049
Chong Hong Construction Co.	34,000	86,021
Chunghwa Telecom Co., Ltd.	184,746	681,520
CTBC Financial Holding Co., Ltd.(1)	134,275	112,330
Delta Electronics, Inc.	20,151	235,237
Eclat Textile Co., Ltd.	7,159	123,847
EVA Airways Corp.	81,861	95,986
Evergreen International Storage & Transport Corp.	93,000	84,089
Evergreen Marine Corp.	34,576	114,662
Far Eastern Department Stores, Ltd.	70,990	49,394
Far Eastern New Century Corp.	139,695	132,120
Far EasTone Telecommunications Co., Ltd.	73,084	165,014
Feng Hsin Steel Co., Ltd.	32,260	70,906
Feng TAY Enterprise Co., Ltd.(1)	18,000	121,745
Formosa Chemicals & Fibre Corp.	108,014	224,857
Formosa Petrochemical Corp.	79,320	202,442
Formosa Plastics Corp.	85,183	225,538
Formosa Taffeta Co., Ltd.	98,149	80,472
Fubon Financial Holding Co., Ltd.	61,657	128,691
Giant Manufacturing Co., Ltd.	18,868	139,963
Great Wall Enterprise Co., Ltd.	97,455	185,766
Highwealth Construction Corp.	57,208	77,079
Hiwin Technologies Corp.	17,069	114,897
Hon Hai Precision Industry Co., Ltd.	75,443	261,058
Hotai Motor Co., Ltd.(1)	12,000	289,743
Huaku Development Co., Ltd.	28,000	80,724
Innolux Corp.(1)	219,010	116,300
International Games System Co., Ltd., Class C	8,000	156,205
Inventec Corp.	89,966	183,008
Largan Precision Co., Ltd.	795	55,142
Lien Hwa Industrial Holdings Corp.	82,015	167,033
Lite-On Technology Corp. ADR	34,000	163,482
Makalot Industrial Co., Ltd.	13,000	129,154

17
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
MediaTek, Inc.	10,462	$ 230,215
Medigen Vaccine Biologics Corp.(1)	20,759	37,658
Mega Financial Holding Co., Ltd.	114,085	146,292
Merida Industry Co., Ltd.	17,657	121,989
momo.com, Inc.	3,600	68,757
Nan Kang Rubber Tire Co., Ltd.(1)	95,253	115,133
Nan Ya Plastics Corp.	125,214	279,029
Nien Made Enterprise Co., Ltd.	11,000	114,025
Novatek Microelectronics Corp.	9,000	121,712
Oneness Biotech Co., Ltd.	21,617	133,748
Pegatron Corp.	23,028	56,076
Polaris Group(1)	27,979	76,610
Pou Chen Corp.	151,819	151,071
President Chain Store Corp.	32,664	290,191
Quanta Computer, Inc.	42,508	323,395
Realtek Semiconductor Corp.	6,002	82,432
Ruentex Development Co., Ltd.	81,259	92,206
Ruentex Industries, Ltd.	46,302	91,461
St. Shine Optical Co., Ltd.	22,000	151,477
TA Chen Stainless Pipe Co.	67,872	85,405
Tainan Spinning Co., Ltd.	147,822	73,213
Taiwan Cement Corp.	172,073	204,459
Taiwan Fertilizer Co., Ltd.	37,000	75,630
Taiwan High Speed Rail Corp.	104,000	99,881
Taiwan Mobile Co., Ltd.	102,296	307,382
Taiwan Semiconductor Manufacturing Co., Ltd.	101,369	1,830,481
Tatung Co., Ltd. (1)	86,000	135,701
Teco Electric & Machinery Co., Ltd.	120,000	205,742
Tong Yang Industry Co., Ltd.	105,608	204,300
TTY Biopharm Co., Ltd.	94,096	229,238
Tung Ho Steel Enterprise Corp.	32,200	57,333
Unimicron Technology Corp.	21,000	123,980
Uni-President Enterprises Corp.	211,831	508,197
United Microelectronics Corp.	102,090	153,410
Voltronic Power Technology Corp.	4,000	223,202
Walsin Lihwa Corp.	74,000	94,463
Wei Chuan Foods Corp.	179,000	112,957
Yageo Corp.	3,163	46,371
Yang Ming Marine Transport Corp.	68,621	101,793
Yieh Phui Enterprise Co., Ltd.	90,348	43,078
		$ 14,522,111
Thailand — 4.7%
Advanced Info Service PCL(9)	63,400	$ 418,894
Airports of Thailand PCL(1)(9)	181,200	378,588
Asset World Corp. PCL(9)	613,200	80,354
Security	Shares	Value
Thailand (continued)
Bangkok Bank PCL(9)	17,300	$ 86,731
Bangkok Chain Hospital PCL(9)	316,800	164,775
Bangkok Dusit Medical Services PCL, Class F(9)	746,100	627,678
Bangkok Expressway & Metro PCL(9)	281,500	74,921
Bangkok Land PCL(9)	2,263,800	53,587
Banpu PCL(9)	131,633	37,522
BTS Group Holdings PCL(9)	331,100	78,402
Bumrungrad Hospital PCL(9)	65,400	413,113
Carabao Group PCL(9)	27,500	58,543
Central Pattana PCL(9)	81,600	162,283
Central Retail Corp. PCL(9)	154,166	185,896
Charoen Pokphand Foods PCL(9)	188,700	111,982
Chularat Hospital PCL(9)	1,881,100	159,473
CP ALL PCL(9)	160,100	297,179
CPN Retail Growth Leasehold REIT	146,500	47,080
Delta Electronics (Thailand) PCL(9)	629,400	2,081,065
Electricity Generating PCL(9)	12,700	49,534
Energy Absolute PCL(9)	70,400	127,716
Global Power Synergy PCL(9)	43,300	73,097
Gulf Energy Development PCL(9)	156,000	226,967
Hana Microelectronics PCL(9)	140,900	209,308
Home Product Center PCL(9)	409,255	169,909
Indorama Ventures PCL(9)	172,600	172,864
Jasmine International PCL(1)(9)	634,000	28,344
Jaymart Group Holdings PCL(9)	164,100	81,575
Kasikornbank PCL(9)	32,000	117,947
KCE Electronics PCL(9)	152,800	193,413
Land & Houses PCL(9)	489,100	121,487
Mega Lifesciences PCL(9)	111,800	126,608
Minor International PCL(9)	159,544	153,938
PTG Energy PCL(9)	277,800	87,747
PTT Exploration & Production PCL(9)	59,798	279,242
PTT Global Chemical PCL(9)	131,900	152,453
PTT PCL(9)	385,300	394,254
Samart Corp. PCL(1)(9)	297,700	55,235
SCB X PCL(9)	45,300	149,014
Siam Cement PCL(9)	20,500	194,793
Siam City Cement PCL(9)	23,983	95,996
Siam Global House PCL(9)	112,420	54,261
Sino-Thai Engineering & Construction PCL(9)	251,357	80,089
Sri Trang Agro-Industry PCL(9)	89,600	42,699
Thai Beverage PCL	217,300	98,855
Thai Oil PCL(9)	63,600	95,425
True Corp. PCL(9)	1,343,814	284,882

18
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Thailand (continued)
VGI PCL(9)	729,400	$ 62,256
WHA Corp. PCL(9)	1,020,100	147,927
		$ 9,645,901
Tunisia — 0.6%
Banque de Tunisie	53,193	$ 92,889
Banque Internationale Arabe de Tunisie	8,258	255,923
Banque Nationale Agricole	24,362	61,668
Carthage Cement(1)	402,032	281,758
Euro Cycles S.A.	8,418	43,759
Poulina Group	84,019	203,409
Societe d'Articles Hygieniques S.A.	32,871	95,692
Societe Frigorifique et Brasserie de Tunis S.A.	52,752	243,226
Telnet Holding	21,212	47,457
		$ 1,325,781
Turkey — 5.1%
AG Anadolu Grubu Holding AS	15,600	$ 80,019
Akbank T.A.S.	204,896	212,627
Aksa Akrilik Kimya Sanayii AS	33,302	107,116
Aksa Enerji Uretim AS, Class B	121,924	179,007
Anadolu Efes Biracilik ve Malt Sanayii AS	32,680	109,221
Arcelik AS	40,551	232,406
Aselsan Elektronik Sanayi Ve Ticaret AS	44,156	122,254
Aygaz AS	40,310	177,641
Bera Holding AS(1)	62,496	34,534
BIM Birlesik Magazalar AS	79,832	641,068
Can2 Termik A/S(1)	117,000	93,506
Coca-Cola Icecek AS	10,500	122,738
Dogan Sirketler Grubu Holding AS	327,300	161,489
EGE Endustri VE Ticaret AS	380	90,705
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,144,230	369,307
Enerjisa Enerji AS(3)	130,603	246,134
Enka Insaat ve Sanayi AS	114,918	143,378
Eregli Demir ve Celik Fabrikalari TAS(1)	124,114	191,994
Fenerbahce Futbol AS(1)	17,500	49,258
Ford Otomotiv Sanayi AS	13,141	463,153
Gubre Fabrikalari TAS(1)	7,200	83,218
Haci Omer Sabanci Holding AS	87,227	186,571
Hektas Ticaret TAS(1)	116,874	132,408
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	42,459	77,837
Is Gayrimenkul Yatirim Ortakligi AS(1)	419,310	253,888
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	97,127	91,276
KOC Holding AS	64,994	325,796
Koza Altin Isletmeleri AS	105,052	109,185
Security	Shares	Value
Turkey (continued)
Logo Yazilim Sanayi Ve Ticaret AS	49,980	$ 168,317
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	32,260	104,501
Migros Ticaret AS	15,579	170,648
MLP Saglik Hizmetleri AS(1)(3)	59,519	213,491
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	680,137	301,410
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	44,538	39,915
Petkim Petrokimya Holding AS(1)	175,096	116,834
Sasa Polyester Sanayi AS(1)	98,600	222,158
Selcuk Ecza Deposu Ticaret ve Sanayi AS	85,509	140,328
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	511,180	62,630
Sok Marketler Ticaret AS(1)	51,800	87,489
Tofas Turk Otomobil Fabrikasi AS	26,138	292,989
Turk Hava Yollari AO(1)	33,174	288,490
Turk Telekomunikasyon AS(1)	174,514	137,987
Turkcell Iletisim Hizmetleri AS(1)	602,289	1,155,444
Turkiye Is Bankasi AS, Class C	205,978	115,636
Turkiye Petrol Rafinerileri AS	374,103	1,435,951
Turkiye Sise ve Cam Fabrikalari AS	78,410	155,456
Ulker Biskuvi Sanayi AS(1)	45,810	66,457
Yapi ve Kredi Bankasi AS	133,100	70,348
		$ 10,434,213
United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	88,644	$ 211,941
Abu Dhabi National Oil Co. for Distribution PJSC	433,000	459,666
ADNOC Drilling Co. PJSC	407,000	436,483
Agthia Group PJSC	54,046	77,978
Air Arabia PJSC	212,497	155,659
Aldar Properties PJSC	186,973	263,127
Apex Investment Co. PSC(1)	127,200	72,705
Borouge PLC	162,000	120,453
Dana Gas PJSC	421,411	112,346
Dubai Electricity & Water Authority PJSC	861,560	628,620
Dubai Investments PJSC	212,181	140,435
Dubai Islamic Bank PJSC	109,508	171,495
Emaar Development PJSC	104,800	180,888
Emaar Properties PJSC	164,638	302,942
Emirates Telecommunications Group Co. PJSC	103,870	633,391
Fertiglobe PLC	170,700	166,333
First Abu Dhabi Bank PJSC	66,119	263,512
Multiply Group PJSC(1)	159,900	140,601
Network International Holdings PLC(1)(3)	31,200	154,801
Q Holding PJSC(1)	107,300	72,774
		$ 4,766,150

19
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam — 2.4%
Bank for Foreign Trade of Vietnam JSC(1)	144,967	$ 561,111
Bao Viet Holdings	28,030	57,011
FLC Faros Construction JSC(1)(4)	2	0
Gelex Group JSC(1)	158,500	151,399
Gemadept Corp.	41,900	103,903
Hoa Phat Group JSC(1)	706,587	842,232
Hoa Sen Group(1)	110,622	90,088
KIDO Group Corp.	31,200	85,605
Kinh Bac City Development Holding Corp.(1)	38,613	53,920
Masan Group Corp.(1)	103,896	383,213
Novaland Investment Group Corp.(1)	94,187	74,938
PetroVietnam Drilling & Well Services JSC(1)	109,672	121,664
PetroVietnam Fertilizer & Chemical JSC	64,000	106,830
PetroVietnam Gas JSC(1)	29,940	128,495
PetroVietnam Power Corp.(1)	169,700	98,277
PetroVietnam Technical Services Corp.	27,400	39,831
Phat Dat Real Estate Development Corp.(1)	29,304	26,833
Phu Nhuan Jewelry JSC	4	14
Saigon Beer Alcohol Beverage Corp.	14,610	96,779
Thaiholdings JSC(1)	44,200	74,635
Vietjet Aviation JSC(1)	109,066	469,690
Vietnam Construction and Import-Export JSC(1)	75,020	81,719
Vietnam Dairy Products JSC	92,092	303,445
Vincom Retail JSC(1)	132,380	165,858
Vingroup JSC(1)	156,347	363,965
Vinh Hoan Corp.	23,400	74,576
Vinhomes JSC(1)(3)	101,620	270,585
		$ 4,826,616
Total Common Stocks (identified cost $155,207,373)		$203,453,186

Short-Term Investments — 0.4%
Affiliated Fund — 0.0%(5)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(10)	5,067	$ 5,067
Total Affiliated Fund (identified cost $5,067)		$ 5,067

Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(11)	837,938	$ 837,938
Total Securities Lending Collateral (identified cost $837,938)		$ 837,938
Total Short-Term Investments (identified cost $843,005)		$ 843,005

Total Investments — 99.8% (identified cost $156,050,378)	$204,296,191
Other Assets, Less Liabilities — 0.2%	$ 479,644
Net Assets — 100.0%	$204,775,835
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at July 31, 2023. The aggregate market value of securities on loan at July 31, 2023 was $3,404,660.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $6,269,522 or 3.1% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(5)	Amount is less than 0.05%.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $231,929 or 0.1% of the Fund's net assets.
(7)	Trading of securities has been sanctioned.
(8)	Securities are traded on separate exchanges for the same entity.
(9)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
(11)	Represents investment of cash collateral received in connection with securities lending.

20
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.8%	$24,138,838
Industrials	10.9	22,275,002
Consumer Staples	10.2	20,848,396
Materials	9.7	19,955,892
Consumer Discretionary	9.6	19,727,052
Communication Services	9.2	18,741,040
Energy	9.1	18,632,295
Health Care	8.9	18,229,082
Information Technology	8.8	18,081,754
Utilities	5.8	11,801,061
Real Estate	5.4	11,022,774
Short-Term Investments	0.4	843,005
Total Investments	99.8%	$204,296,191
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares
21
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Statement of Assets and Liabilities (Unaudited)

July 31, 2023
Assets
Unaffiliated investments, at value (identified cost $156,045,311) — including $3,404,660 of securities on loan	$ 204,291,124
Affiliated investments, at value (identified cost $5,067)	5,067
Cash	172,219
Foreign currency, at value (identified cost $1,280,859)	1,282,570
Dividends receivable	1,032,033
Dividends receivable from affiliated investments	740
Receivable for investments sold	4,048,489
Receivable for Fund shares sold	321,577
Securities lending income receivable	3,472
Tax reclaims receivable	97,901
Receivable from affiliates	20,112
Total assets	$ 211,275,304
Liabilities
Demand note payable	$ 3,710,000
Collateral for securities loaned	837,938
Payable for Fund shares redeemed	534,987
Payable to affiliates:
Investment adviser fee	146,846
Administration fee	25,918
Distribution and service fees	5,354
Accrued foreign capital gains taxes	734,179
Accrued expenses	504,247
Total liabilities	$ 6,499,469
Net Assets	$ 204,775,835
Sources of Net Assets
Paid-in capital	$ 431,644,209
Accumulated loss	(226,868,374)
Net Assets	$ 204,775,835
Class A Shares
Net Assets	$ 25,063,510
Shares Outstanding	1,754,924
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.28
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 15.07
Class C Shares
Net Assets	$ 217,493
Shares Outstanding	15,487
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 14.04
Class I Shares
Net Assets	$ 176,242,647
Shares Outstanding	12,334,668
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.29
22
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Statement of Assets and Liabilities (Unaudited)  — continued

July 31, 2023
Class R6 Shares
Net Assets	$3,252,185
Shares Outstanding	227,684
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.28
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
23
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $637,248)	$ 5,139,457
Dividend income from affiliated investments	9,039
Securities lending income, net	19,058
Total investment income	$ 5,167,554
Expenses
Investment adviser fee	$ 842,238
Administration fee	148,630
Distribution and service fees:
Class A	29,826
Class C	1,039
Trustees’ fees and expenses	6,570
Custodian fee	198,190
Transfer and dividend disbursing agent fees	89,289
Legal and accounting services	105,934
Printing and postage	8,918
Registration fees	29,800
Miscellaneous	6,479
Total expenses	$ 1,466,913
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 20,405
Total expense reductions	$ 20,405
Net expenses	$ 1,446,508
Net investment income	$ 3,721,046
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $1)	$ 905,595
Foreign currency transactions	(284,366)
Net realized gain	$ 621,229
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $65,450)	$ 6,004,650
Foreign currency	255,533
Net change in unrealized appreciation (depreciation)	$ 6,260,183
Net realized and unrealized gain	$ 6,881,412
Net increase in net assets from operations	$10,602,458
24
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Statements of Changes in Net Assets

	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,721,046	$ 6,502,212
Net realized gain	621,229	14,859,953
Net change in unrealized appreciation (depreciation)	6,260,183	(44,314,695)
Net increase (decrease) in net assets from operations	$ 10,602,458	$ (22,952,530)
Distributions to shareholders:
Class A	$ —	$ (1,044,209)
Class C	—	(7,142)
Class I	—	(8,024,330)
Class R6	—	(72,284)
Total distributions to shareholders	$ —	$ (9,147,965)
Transactions in shares of beneficial interest:
Class A	$ (1,525,945)	$ (4,659,298)
Class C	(11,381)	(86,337)
Class I	(13,552,403)	(56,863,657)
Class R6	1,392,662	59,535
Net decrease in net assets from Fund share transactions	$ (13,697,067)	$ (61,549,757)
Net decrease in net assets	$ (3,094,609)	$ (93,650,252)
Net Assets
At beginning of period	$ 207,870,444	$ 301,520,696
At end of period	$204,775,835	$207,870,444
25
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Financial Highlights

	Class A
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.560	$ 15.110	$ 14.710	$ 13.870	$ 14.280	$ 16.850
Income (Loss) From Operations
Net investment income(1)	$ 0.234	$ 0.337	$ 0.252	$ 0.213	$ 0.326	$ 0.283
Net realized and unrealized gain (loss)	0.486	(1.322)	0.395	0.786 (2)	(0.376)	(2.570)
Total income (loss) from operations	$ 0.720	$ (0.985)	$ 0.647	$ 0.999	$ (0.050)	$ (2.287)
Less Distributions
From net investment income	$ —	$ (0.565)	$ (0.247)	$ (0.159)	$ (0.360)	$ (0.283)
Total distributions	$ —	$ (0.565)	$ (0.247)	$ (0.159)	$ (0.360)	$ (0.283)
Net asset value — End of period	$14.280	$13.560	$15.110	$14.710	$ 13.870	$ 14.280
Total Return(3)	5.31% (4)(5)	(6.32)%	4.41%	7.23%	(0.46)%	(13.43)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$ 25,064	$ 25,360	$ 33,428	$ 45,629	$136,829	$172,773
Ratios (as a percentage of average daily net assets):
Expenses	1.68% (5)(6)(7)	1.65% (7)	1.58%	1.55%	1.45%	1.44%
Net investment income	3.52% (6)	2.50%	1.63%	1.74%	2.30%	1.89%
Portfolio Turnover	2% (4)	10%	5%	19%	2%	2%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(4)	Not annualized.
(5)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the six months ended July 31, 2023). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023).
26
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.390	$ 14.900	$ 14.470	$ 13.620	$ 14.010	$ 16.530
Income (Loss) From Operations
Net investment income(1)	$ 0.181	$ 0.233	$ 0.130	$ 0.116	$ 0.220	$ 0.146
Net realized and unrealized gain (loss)	0.469	(1.299)	0.400	0.755 (2)	(0.379)	(2.484)
Total income (loss) from operations	$ 0.650	$ (1.066)	$ 0.530	$ 0.871	$ (0.159)	$ (2.338)
Less Distributions
From net investment income	$ —	$ (0.444)	$ (0.100)	$ (0.021)	$ (0.231)	$ (0.182)
Total distributions	$ —	$ (0.444)	$ (0.100)	$ (0.021)	$ (0.231)	$ (0.182)
Net asset value — End of period	$14.040	$13.390	$14.900	$14.470	$13.620	$14.010
Total Return(3)	4.85% (4)(5)	(6.93)%	3.59%	6.42%	(1.21)%	(14.10)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 217	$ 219	$ 339	$ 592	$ 4,094	$ 5,885
Ratios (as a percentage of average daily net assets):
Expenses	2.43% (5)(6)(7)	2.40% (7)	2.33%	2.30%	2.20%	2.19%
Net investment income	2.77% (6)	1.75%	0.85%	0.96%	1.59%	1.01%
Portfolio Turnover	2% (4)	10%	5%	19%	2%	2%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the six months ended July 31, 2023). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023).
27
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.550	$ 15.100	$ 14.710	$ 13.900	$ 14.310	$ 16.910
Income (Loss) From Operations
Net investment income(1)	$ 0.251	$ 0.377	$ 0.297	$ 0.210	$ 0.367	$ 0.304
Net realized and unrealized gain (loss)	0.489	(1.325)	0.384	0.827 (2)	(0.378)	(2.565)
Total income (loss) from operations	$ 0.740	$ (0.948)	$ 0.681	$ 1.037	$ (0.011)	$ (2.261)
Less Distributions
From net investment income	$ —	$ (0.602)	$ (0.291)	$ (0.227)	$ (0.399)	$ (0.339)
Total distributions	$ —	$ (0.602)	$ (0.291)	$ (0.227)	$ (0.399)	$ (0.339)
Net asset value — End of period	$ 14.290	$ 13.550	$ 15.100	$ 14.710	$ 13.900	$ 14.310
Total Return(3)	5.46% (4)(5)	(6.07)%	4.64%	7.50%	(0.20)%	(13.20)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$176,243	$180,624	$265,967	$383,984	$868,666	$1,268,618
Ratios (as a percentage of average daily net assets):
Expenses	1.43% (5)(6)(7)	1.40% (7)	1.33%	1.30%	1.20%	1.19%
Net investment income	3.78% (6)	2.79%	1.91%	1.68%	2.59%	2.04%
Portfolio Turnover	2% (4)	10%	5%	19%	2%	2%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the six months ended July 31, 2023). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023).
28
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.540	$ 15.090	$ 14.690	$ 13.890	$ 14.300	$ 16.910
Income (Loss) From Operations
Net investment income(1)	$ 0.282	$ 0.371	$ 0.217	$ 0.228	$ 0.379	$ 0.380
Net realized and unrealized gain (loss)	0.458	(1.308)	0.489	0.813 (2)	(0.379)	(2.639)
Total income (loss) from operations	$ 0.740	$ (0.937)	$ 0.706	$ 1.041	$ —	$ (2.259)
Less Distributions
From net investment income	$ —	$ (0.613)	$ (0.306)	$ (0.241)	$ (0.410)	$ (0.351)
Total distributions	$ —	$ (0.613)	$ (0.306)	$ (0.241)	$ (0.410)	$ (0.351)
Net asset value — End of period	$14.280	$13.540	$15.090	$14.690	$13.890	$14.300
Total Return(3)	5.47% (4)(5)	(5.99)%	4.82%	7.45%	(0.13)%	(13.18)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,252	$ 1,668	$ 1,786	$ 83,963	$ 54,504	$ 94,243
Ratios (as a percentage of average daily net assets):
Expenses	1.35% (5)(6)(7)	1.33% (7)	1.24%	1.21%	1.14%	1.13%
Net investment income	4.24% (6)	2.76%	1.42%	1.83%	2.67%	2.48%
Portfolio Turnover	2% (4)	10%	5%	19%	2%	2%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the six months ended July 31, 2023). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023).
29
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares effective April 29, 2022, and only for such shareholders’ accounts established prior to such date. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
30

Parametric
Emerging Markets Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of July 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $271,246,971 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2023, $229,420 are short-term and $271,017,551 are long-term.
31

Parametric
Emerging Markets Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 164,575,617
Gross unrealized appreciation	$ 75,631,798
Gross unrealized depreciation	(35,911,224)
Net unrealized appreciation	$ 39,720,574
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion but less than $7.5 billion	0.730%
$7.5 billion and over	0.710%
For the six months ended July 31, 2023, the investment adviser fee amounted to $842,238 or 0.85% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended July 31, 2023, the administration fee amounted to $148,630.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2023, the investment adviser fee paid was reduced by $293 relating to the Fund’s investment in the Liquidity Fund.
Effective July 1, 2023, EVM and Parametric have agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.49%, 2.24%, 1.24% and 1.17% of the Fund's average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after May 31, 2025. Pursuant to this agreement, EVM and Parametric were allocated $20,112 in total of the Fund’s operating expenses for the six months ended July 31, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2023, EVM earned $9,957 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received less than $50 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2023. EVD received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM are paid for their services to the Fund by EVM and may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
32

Parametric
Emerging Markets Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2023 amounted to $29,826 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2023, the Fund paid or accrued to EVD $779 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2023 amounted to $260 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2023, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareolders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $4,869,954 and $15,736,648, respectively, for the six months ended July 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended July 31, 2023 (Unaudited)		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	40,418	$ 545,283	101,486	$ 1,388,348
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	77,012	991,912
Redemptions	(155,330)	(2,071,228)	(521,190)	(7,039,558)
Net decrease	(114,912)	$ (1,525,945)	(342,692)	$ (4,659,298)
Class C
Sales	—	$ —	36	$ 500
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	562	7,142
Redemptions	(862)	(11,381)	(6,987)	(93,979)
Net decrease	(862)	$ (11,381)	(6,389)	$ (86,337)
33

Parametric
Emerging Markets Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended July 31, 2023 (Unaudited)		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	621,933	$ 8,270,476	1,645,912	$ 22,251,808
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	376,209	4,841,814
Redemptions	(1,615,521)	(21,822,879)	(6,306,726)	(83,957,279)
Net decrease	(993,588)	$(13,552,403)	(4,284,605)	$(56,863,657)
Class R6
Sales	137,870	$ 1,837,197	9,156	$ 124,405
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	5,621	72,284
Redemptions	(33,343)	(444,535)	(9,965)	(137,154)
Net increase	104,527	$ 1,392,662	4,812	$ 59,535
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At July 31, 2023, the Fund had a balance outstanding pursuant to this line of credit of $3,710,000 at an annual interest rate of 6.23%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at July 31, 2023. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2023. The Fund's average borrowings or allocated fees during the six months ended July 31, 2023 were not significant.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At July 31, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $3,404,660 and $3,680,110, respectively. Collateral received was comprised of cash of $837,938 and U.S. government and/or agencies securities of $2,842,172. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
34

Parametric
Emerging Markets Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$837,938	$ —	$ —	$ —	$837,938
The carrying amount of the liability for collateral for securities loaned at July 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2023.
10  Affiliated Investments
At July 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,067, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$270,603	$8,579,937	$(8,845,473)	$ —	$ —	$5,067	$9,039	5,067
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 3,468,885	$ 99,660,912	$ 35,528	$ 103,165,325
Emerging Europe	71,683	27,031,594	0	27,103,277
Latin America	30,468,311	—	—	30,468,311
Middle East/Africa	848,168	39,782,738	2,085,367	42,716,273
Total Common Stocks	$34,857,047	$ 166,475,244**	$ 2,120,895	$203,453,186
Short-Term Investments:
Affiliated Fund	$ 5,067	$ —	$ —	$ 5,067
35

Parametric
Emerging Markets Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Securities Lending Collateral	$ 837,938	$ —	$ —	$ 837,938
Total Investments	$35,700,052	$ 166,475,244	$ 2,120,895	$204,296,191
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2023 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.
36

Parametric
Emerging Markets Fund
July 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser.  Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
37

Parametric
Emerging Markets Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
•  The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
•  The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement.  In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Parametric Emerging Markets Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the
38

Parametric
Emerging Markets Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

“Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement.  Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities.  With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary index and lower than its secondary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered the fact that the Adviser committed to waive fees or reimburse expenses of the Fund in an agreed upon amount, such arrangement to be effective July 1, 2023 and will continue through May 31, 2025.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
39

Parametric
Emerging Markets Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
40

Parametric
Emerging Markets Fund
July 31, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund's Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program.  As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund's investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund's liquidity risk, and is responsible for making certain reports to the Fund's Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund's portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund's Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund's Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions.  During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
41

Parametric
Emerging Markets Fund
July 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
42

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
43

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
44

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
45

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7750    7.31.23

Parametric
Volatility Risk Premium -
Defensive Fund
Semiannual Report
July 31, 2023

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2023
Parametric
Volatility Risk Premium - Defensive Fund

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Performance

Portfolio Manager(s) Thomas C. Seto, Thomas B. Lee, CFA and Alex Zweber, CFA, CAIA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class I at NAV	02/09/2017	02/09/2017	10.02%	11.28%	7.03%	7.34%

Cboe S&P 500 BuyWrite IndexSM	—	—	7.55%	6.44%	4.12%	5.41%
S&P 500® Index	—	—	13.52	13.02	12.19	13.21
ICE BofA 3-Month U.S. Treasury Bill Index	—	—	2.34	3.95	1.60	1.51
Blended Index	—	—	7.87	8.85	7.24	7.59
% Total Annual Operating Expense Ratio[3]	Class I
0.49%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Fund Profile

Common Stock Sector Allocation (% of net assets)
Asset Allocation (% of total investments)
Top 10 Holdings (% of net assets)[1]
Apple, Inc.	4.2%
Microsoft Corp.	3.5
NVIDIA Corp.	2.0
Amazon.com, Inc.	1.7
Alphabet, Inc., Class A	1.2
Alphabet, Inc., Class C	1.0
Berkshire Hathaway, Inc., Class B	1.0
Tesla, Inc.	0.8
UnitedHealth Group, Inc.	0.8
Meta Platforms, Inc., Class A	0.7
Total	16.9%

Footnotes:
[1]	Depictions do not reflect the Fund’s option positions. Excludes short-term investments.
3

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Endnotes and Additional Disclosures

[1]	Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 50% S&P 500® Index and 50% ICE BofA 3-Month U.S. Treasury Bill Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Class I shares are offered at net asset value (NAV). Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[3]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (2/1/23)	Ending Account Value (7/31/23)	Expenses Paid During Period* (2/1/23 – 7/31/23)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,100.20	$2.45	0.47%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.46	$2.36	0.47%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2023.
5

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 52.5%
Security	Shares	Value
Aerospace & Defense — 0.8%
Boeing Co. (The)(1)	10,340	$ 2,469,709
Huntington Ingalls Industries, Inc.	2,737	628,607
L3Harris Technologies, Inc.	6,177	1,170,479
RTX Corp.	24,745	2,175,828
		$ 6,444,623
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	6,721	$ 855,583
United Parcel Service, Inc., Class B	5,888	1,101,822
		$ 1,957,405
Automobile Components — 0.1%
BorgWarner, Inc.	11,034	$ 513,081
Phinia, Inc.(1)	2,206	62,584
		$ 575,665
Automobiles — 1.0%
Ford Motor Co.	102,424	$ 1,353,021
Tesla, Inc.(1)	25,328	6,773,467
		$ 8,126,488
Banks — 1.8%
Bank of America Corp.	101,213	$ 3,238,816
Citigroup, Inc.	32,214	1,535,319
Fifth Third Bancorp	30,206	878,994
Huntington Bancshares, Inc.	62,582	766,004
JPMorgan Chase & Co.	37,320	5,895,067
Regions Financial Corp.	50,835	1,035,509
Wells Fargo & Co.	27,305	1,260,399
		$ 14,610,108
Beverages — 1.0%
Brown-Forman Corp., Class B	3,730	$ 263,338
Coca-Cola Co. (The)	56,522	3,500,407
PepsiCo, Inc.	19,919	3,734,016
		$ 7,497,761
Biotechnology — 0.9%
AbbVie, Inc.	25,007	$ 3,740,547
Amgen, Inc.	8,294	1,942,040
Vertex Pharmaceuticals, Inc.(1)	3,924	1,382,582
		$ 7,065,169
Security	Shares	Value
Broadline Retail — 1.9%
Amazon.com, Inc.(1)	99,047	$ 13,240,603
eBay, Inc.	14,642	651,715
Kohl's Corp.	25,362	721,549
		$ 14,613,867
Building Products — 0.3%
A.O. Smith Corp.	16,850	$ 1,223,815
Carrier Global Corp.	20,581	1,225,599
		$ 2,449,414
Capital Markets — 0.9%
Ameriprise Financial, Inc.	4,528	$ 1,577,782
Invesco, Ltd.	62,481	1,049,681
Nasdaq, Inc.	23,820	1,202,672
S&P Global, Inc.	6,109	2,410,061
State Street Corp.	17,118	1,240,028
		$ 7,480,224
Chemicals — 0.9%
CF Industries Holdings, Inc.	16,415	$ 1,347,343
FMC Corp.	8,161	785,333
Linde PLC	8,502	3,321,477
Sherwin-Williams Co. (The)	6,320	1,747,480
		$ 7,201,633
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	9,020	$ 1,363,012
		$ 1,363,012
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	6,778	$ 1,051,200
Cisco Systems, Inc.	51,317	2,670,537
F5, Inc.(1)	6,035	954,978
		$ 4,676,715
Construction & Engineering — 0.2%
Quanta Services, Inc.	6,781	$ 1,367,185
		$ 1,367,185
Consumer Finance — 0.3%
Discover Financial Services	11,372	$ 1,200,314
Synchrony Financial	34,370	1,187,140
		$ 2,387,454

6
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	6,672	$ 3,740,790
Kroger Co. (The)	26,752	1,301,217
Walmart, Inc.	17,918	2,864,372
		$ 7,906,379
Containers & Packaging — 0.3%
Avery Dennison Corp.	5,624	$ 1,034,872
Packaging Corp. of America	5,963	914,426
Sealed Air Corp.	14,789	674,674
		$ 2,623,972
Distributors — 0.1%
LKQ Corp.	19,666	$ 1,077,500
		$ 1,077,500
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	66,616	$ 967,264
Verizon Communications, Inc.	47,935	1,633,625
		$ 2,600,889
Electric Utilities — 1.0%
Alliant Energy Corp.	17,071	$ 917,396
Duke Energy Corp.	14,705	1,376,682
Entergy Corp.	9,047	929,127
Evergy, Inc.	15,391	922,998
FirstEnergy Corp.	16,698	657,734
NextEra Energy, Inc.	30,946	2,268,342
NRG Energy, Inc.	16,178	614,602
Pinnacle West Capital Corp.	6,846	566,986
		$ 8,253,867
Electrical Equipment — 0.3%
Eaton Corp. PLC	10,470	$ 2,149,700
		$ 2,149,700
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity, Ltd.	10,461	$ 1,501,049
		$ 1,501,049
Energy Equipment & Services — 0.0%(2)
Halliburton Co.	7,584	$ 296,383
		$ 296,383
Entertainment — 0.4%
Netflix, Inc.(1)	6,248	$ 2,742,685
Security	Shares	Value
Entertainment (continued)
Walt Disney Co. (The)(1)	6,132	$ 545,073
		$ 3,287,758
Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B(1)	22,369	$ 7,872,993
FleetCor Technologies, Inc.(1)	5,505	1,370,250
Mastercard, Inc., Class A	12,486	4,922,980
Visa, Inc., Class A	22,785	5,416,678
		$ 19,582,901
Food Products — 0.4%
Campbell Soup Co.	18,711	$ 857,338
Conagra Brands, Inc.	30,742	1,008,645
Hormel Foods Corp.	7,639	312,282
McCormick & Co., Inc., Non Voting Shares	10,622	950,457
		$ 3,128,722
Ground Transportation — 0.5%
J.B. Hunt Transport Services, Inc.	5,898	$ 1,202,838
Union Pacific Corp.	10,581	2,455,004
		$ 3,657,842
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	22,414	$ 2,495,351
Boston Scientific Corp.(1)	34,345	1,780,788
Cooper Cos., Inc. (The)	3,026	1,183,953
IDEXX Laboratories, Inc.(1)	3,057	1,695,810
Insulet Corp.(1)	2,953	817,243
Intuitive Surgical, Inc.(1)	7,071	2,293,832
Medtronic PLC	11,119	975,803
		$ 11,242,780
Health Care Providers & Services — 1.3%
AmerisourceBergen Corp.	7,142	$ 1,334,840
DaVita, Inc.(1)	10,524	1,073,343
Molina Healthcare, Inc.(1)	3,187	970,409
Quest Diagnostics, Inc.	7,345	993,117
UnitedHealth Group, Inc.	11,802	5,976,179
		$ 10,347,888
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	20,808	$ 454,239
		$ 454,239

7
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.(1)	48,679	$ 917,112
Expedia Group, Inc.(1)	9,477	1,161,217
McDonald's Corp.	9,679	2,837,883
Starbucks Corp.	21,637	2,197,670
Wynn Resorts, Ltd.	10,917	1,189,735
		$ 8,303,617
Household Durables — 0.2%
Leggett & Platt, Inc.	2,890	$ 84,562
Lennar Corp., Class A	13,510	1,713,473
		$ 1,798,035
Household Products — 0.8%
Clorox Co. (The)	7,162	$ 1,084,900
Procter & Gamble Co. (The)	31,813	4,972,372
		$ 6,057,272
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	12,401	$ 2,407,406
		$ 2,407,406
Industrial REITs — 0.2%
ProLogis, Inc.	10,251	$ 1,278,812
		$ 1,278,812
Insurance — 1.0%
Arthur J. Gallagher & Co.	7,052	$ 1,514,769
Assurant, Inc.	6,011	808,540
Everest Group, Ltd.	2,641	952,107
Globe Life, Inc.	7,099	796,295
Progressive Corp. (The)	13,267	1,671,377
Unum Group	46,346	2,252,879
		$ 7,995,967
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A(1)	71,060	$ 9,431,083
Alphabet, Inc., Class C(1)	60,670	8,075,784
Match Group, Inc.(1)	29,665	1,379,719
Meta Platforms, Inc., Class A(1)	18,603	5,926,916
		$ 24,813,502
IT Services — 0.4%
Accenture PLC, Class A	9,956	$ 3,149,581
		$ 3,149,581
Security	Shares	Value
Life Sciences Tools & Services — 1.0%
Danaher Corp.	9,993	$ 2,548,814
IQVIA Holdings, Inc.(1)	6,039	1,351,287
Thermo Fisher Scientific, Inc.	5,748	3,153,698
Waters Corp.(1)	3,206	885,529
		$ 7,939,328
Machinery — 0.6%
Flowserve Corp.	2,794	$ 105,501
PACCAR, Inc.	20,719	1,784,527
Pentair PLC	5,259	365,501
Stanley Black & Decker, Inc.	8,414	835,258
Westinghouse Air Brake Technologies Corp.	10,792	1,278,205
		$ 4,368,992
Media — 0.6%
Comcast Corp., Class A	61,260	$ 2,772,628
Omnicom Group, Inc.	15,747	1,332,511
Paramount Global, Class B	46,265	741,628
		$ 4,846,767
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	43,625	$ 1,947,856
		$ 1,947,856
Multi-Utilities — 0.3%
CMS Energy Corp.	16,513	$ 1,008,449
WEC Energy Group, Inc.	11,345	1,019,462
		$ 2,027,911
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	7,523	$ 945,491
		$ 945,491
Oil, Gas & Consumable Fuels — 2.2%
APA Corp.	26,833	$ 1,086,468
Chevron Corp.	23,279	3,809,841
Devon Energy Corp.	22,751	1,228,554
EOG Resources, Inc.	13,580	1,799,757
Exxon Mobil Corp.	52,082	5,585,274
HF Sinclair Corp.	23,402	1,219,010
Marathon Oil Corp.	40,551	1,065,275
ONEOK, Inc.	18,990	1,273,090
		$ 17,067,269

8
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	18,881	$ 918,183
		$ 918,183
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	22,871	$ 1,422,348
Catalent, Inc.(1)	12,098	586,995
Eli Lilly & Co.	11,288	5,130,960
Johnson & Johnson	33,196	5,561,326
Merck & Co., Inc.	26,997	2,879,230
Pfizer, Inc.	68,667	2,476,132
		$ 18,056,991
Professional Services — 0.6%
Equifax, Inc.	6,123	$ 1,249,582
Jacobs Solutions, Inc.	8,461	1,061,094
Robert Half, Inc.	8,419	624,269
Verisk Analytics, Inc.	6,411	1,467,734
		$ 4,402,679
Residential REITs — 0.3%
Equity Residential	15,400	$ 1,015,476
Mid-America Apartment Communities, Inc.	7,518	1,125,144
		$ 2,140,620
Semiconductors & Semiconductor Equipment — 4.2%
Broadcom, Inc.	6,294	$ 5,656,103
First Solar, Inc.(1)	4,279	887,464
Intel Corp.	41,145	1,471,757
KLA Corp.	4,203	2,160,132
NVIDIA Corp.	34,678	16,204,683
Qorvo, Inc.(1)	6,352	698,847
QUALCOMM, Inc.	18,464	2,440,387
SolarEdge Technologies, Inc.(1)	1,760	424,969
Teradyne, Inc.	6,334	715,362
Texas Instruments, Inc.	15,104	2,718,720
		$ 33,378,424
Software — 5.3%
Adobe, Inc.(1)	7,575	$ 4,137,238
Cadence Design Systems, Inc.(1)	3,490	816,695
Intuit, Inc.	5,235	2,678,749
Microsoft Corp.	83,078	27,907,562
Oracle Corp.	29,281	3,432,612
Salesforce, Inc.(1)	11,739	2,641,392
		$ 41,614,248
Security	Shares	Value
Specialized REITs — 0.6%
American Tower Corp.	10,154	$ 1,932,408
Extra Space Storage, Inc.	8,164	1,139,449
Public Storage	5,147	1,450,167
		$ 4,522,024
Specialty Retail — 0.9%
Bath & Body Works, Inc.	20,278	$ 751,503
Home Depot, Inc. (The)	13,992	4,671,089
Lowe's Cos., Inc.	7,523	1,762,413
Victoria's Secret & Co.(1)	7,225	148,040
		$ 7,333,045
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	168,859	$ 33,172,350
		$ 33,172,350
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	18,161	$ 2,004,793
Ralph Lauren Corp., Class A	3,952	519,016
Under Armour, Inc., Class C(1)	24,947	185,107
		$ 2,708,916
Tobacco — 0.3%
Philip Morris International, Inc.	25,165	$ 2,509,454
		$ 2,509,454
Trading Companies & Distributors — 0.3%
Fastenal Co.	13,915	$ 815,558
W.W. Grainger, Inc.	1,898	1,401,654
		$ 2,217,212
Water Utilities — 0.1%
American Water Works Co., Inc.	5,314	$ 783,444
		$ 783,444
Total Common Stocks (identified cost $205,676,709)		$414,633,988

9
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 47.4%
Affiliated Fund — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(3)	4,264,830	$ 4,264,830
Total Affiliated Fund (identified cost $4,264,830)		$ 4,264,830

U.S. Treasury Obligations — 46.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/10/23	$24,650	$ 24,617,578
0.00%, 8/15/23	19,125	19,085,832
0.00%, 8/17/23	10,000	9,976,721
0.00%, 8/24/23	20,000	19,932,797
0.00%, 8/31/23	8,570	8,532,498
0.00%, 9/7/23	35,400	35,208,668
0.00%, 10/12/23	12,500	12,368,313
0.00%, 10/26/23	18,625	18,391,067
0.00%, 10/31/23	10,000	9,867,102
0.00%, 11/2/23(4)	16,613	16,386,463
0.00%, 11/9/23	12,000	11,824,250
0.00%, 11/24/23	25,000	24,581,728
0.00%, 12/21/23	10,000	9,792,457
0.00%, 12/28/23(5)	18,387	17,986,800
0.00%, 1/4/24	9,250	9,039,112
0.00%, 1/11/24	9,250	9,029,753
0.00%, 1/25/24(5)	20,000	19,483,503
0.00%, 2/22/24(5)	17,140	16,639,664
0.00%, 3/21/24(5)	19,125	18,490,931
0.00%, 4/18/24	10,000	9,629,471
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 5/16/24(5)	$19,250	$ 18,459,246
0.00%, 6/13/24	9,250	8,834,863
U.S. Treasury Notes:
0.125%, 1/15/24	8,200	8,010,873
0.125%, 2/15/24	8,200	7,972,147
0.25%, 3/15/24	6,625	6,418,940
Total U.S. Treasury Obligations (identified cost $370,838,529)		$370,560,777
Total Short-Term Investments (identified cost $375,103,359)		$374,825,607
Total Investments — 99.9% (identified cost $580,780,068)		$789,459,595
Total Written Options — (0.2)% (premiums received $2,026,363)		$ (1,698,903)
Other Assets, Less Liabilities — 0.3%		$ 2,651,850
Net Assets — 100.0%		$790,412,542
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
(4)	All or a portion of this security was on loan at July 31, 2023. The aggregate market value of securities on loan at July 31, 2023 was $9,932,684.
(5)	Security (or a portion thereof) has been pledged as collateral for written options.

Written Call Options (Exchange-Traded) — (0.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	75	$34,417,200	$4,615	8/2/23	$ (36,750)
S&P 500 Index	74	33,958,304	4,560	8/4/23	(321,530)
S&P 500 Index	75	34,417,200	4,640	8/4/23	(40,875)
S&P 500 Index	150	68,834,400	4,645	8/7/23	(96,750)
S&P 500 Index	75	34,417,200	4,600	8/9/23	(201,000)
S&P 500 Index	75	34,417,200	4,660	8/11/23	(80,625)
S&P 500 Index	75	34,417,200	4,650	8/14/23	(113,625)
S&P 500 Index	75	34,417,200	4,675	8/18/23	(106,125)
10
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	75	$34,417,200	$4,675	8/23/23	$ (138,000)
S&P 500 Index	75	34,417,200	4,710	8/28/23	(113,625)
Total					$(1,248,905)
Written Put Options (Exchange-Traded) — (0.0)%[1]
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	75	$34,417,200	$4,475	8/2/23	$ (2,813)
S&P 500 Index	75	34,417,200	4,525	8/4/23	(32,250)
S&P 500 Index	75	34,417,200	4,475	8/7/23	(16,312)
S&P 500 Index	75	34,417,200	4,525	8/7/23	(41,625)
S&P 500 Index	71	32,581,616	4,350	8/9/23	(7,633)
S&P 500 Index	75	34,417,200	4,495	8/11/23	(61,875)
S&P 500 Index	67	30,746,032	4,400	8/14/23	(23,115)
S&P 500 Index	75	34,417,200	4,425	8/18/23	(57,000)
S&P 500 Index	75	34,417,200	4,430	8/23/23	(81,375)
S&P 500 Index	75	34,417,200	4,455	8/28/23	(126,000)
Total					$(449,998)
[1]	Amount is less than (0.05)%.
Abbreviations:
REITs	– Real Estate Investment Trusts
11
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Statement of Assets and Liabilities (Unaudited)

July 31, 2023
Assets
Unaffiliated investments, at value (identified cost $576,515,238) — including $9,932,684 of securities on loan	$ 785,194,765
Affiliated investments, at value (identified cost $4,264,830)	4,264,830
Interest and dividends receivable	349,703
Dividends receivable from affiliated investments	87,556
Receivable for premiums on written options	349,455
Receivable for Fund shares sold	2,985,768
Securities lending income receivable	20,548
Total assets	$793,252,625
Liabilities
Written options outstanding, at value (premiums received $2,026,363)	$ 1,698,903
Payable for closed written options	107,596
Payable for Fund shares redeemed	483,407
Payable to affiliates:
Investment adviser and administration fee	261,276
Accrued expenses	288,901
Total liabilities	$ 2,840,083
Net Assets	$790,412,542
Sources of Net Assets
Paid-in capital	$ 553,046,562
Distributable earnings	237,365,980
Net Assets	$790,412,542
Class I Shares
Net Assets	$ 790,412,542
Shares Outstanding	56,683,222
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.94
12
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2023
Investment Income
Dividend income	$ 3,170,783
Dividend income from affiliated investments	487,138
Interest income	7,106,293
Securities lending income, net	99,607
Total investment income	$10,863,821
Expenses
Investment adviser and administration fee	$ 1,463,053
Trustees’ fees and expenses	24,549
Custodian fee	101,949
Transfer and dividend disbursing agent fees	84,684
Legal and accounting services	34,709
Printing and postage	3,326
Registration fees	17,708
Miscellaneous	16,509
Total expenses	$ 1,746,487
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 15,821
Total expense reductions	$ 15,821
Net expenses	$ 1,730,666
Net investment income	$ 9,133,155
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (1,081,291)
Written options	12,922,301
Net realized gain	$11,841,010
Change in unrealized appreciation (depreciation):
Investments	$ 50,009,435
Written options	541,793
Net change in unrealized appreciation (depreciation)	$50,551,228
Net realized and unrealized gain	$62,392,238
Net increase in net assets from operations	$71,525,393
13
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Statements of Changes in Net Assets

	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,133,155	$ 8,197,972
Net realized gain	11,841,010	44,357,956
Net change in unrealized appreciation (depreciation)	50,551,228	(75,287,174)
Net increase (decrease) in net assets from operations	$ 71,525,393	$ (22,731,246)
Distributions to shareholders:
Class I	$ —	$ (51,738,046)
Total distributions to shareholders	$ —	$ (51,738,046)
Transactions in shares of beneficial interest:
Class I	$ 5,387,500	$ (183,513,913)
Net increase (decrease) in net assets from Fund share transactions	$ 5,387,500	$(183,513,913)
Net increase (decrease) in net assets	$ 76,912,893	$(257,983,205)
Net Assets
At beginning of period	$ 713,499,649	$ 971,482,854
At end of period	$790,412,542	$ 713,499,649
14
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Financial Highlights

	Class I
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 12.670	$ 14.000	$ 12.410	$ 11.940	$ 10.830	$ 11.020
Income (Loss) From Operations
Net investment income(1)	$ 0.163	$ 0.138	$ 0.040	$ 0.103	$ 0.188	$ 0.165
Net realized and unrealized gain (loss)	1.107	(0.496)	1.727	0.460	1.069	(0.226)
Total income (loss) from operations	$ 1.270	$ (0.358)	$ 1.767	$ 0.563	$ 1.257	$ (0.061)
Less Distributions
From net investment income	$ —	$ (0.115)	$ (0.044)	$ (0.093)	$ (0.147)	$ (0.129)
From net realized gain	—	(0.857)	(0.133)	—	—	—
Total distributions	$ —	$ (0.972)	$ (0.177)	$ (0.093)	$ (0.147)	$ (0.129)
Net asset value — End of period	$ 13.940	$ 12.670	$ 14.000	$ 12.410	$ 11.940	$ 10.830
Total Return(2)	10.02% (3)	(2.26)%	14.22%	4.73%	11.62%	(0.55)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$790,413	$713,500	$971,483	$1,047,351	$767,121	$439,658
Ratios (as a percentage of average daily net assets):
Expenses	0.47% (4)(5)	0.49% (5)	0.47%	0.47%	0.48%	0.52%
Net investment income	2.49% (4)	1.04%	0.29%	0.90%	1.64%	1.50%
Portfolio Turnover	4% (3)	28%	12%	69%	21%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023, respectively).
15
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Volatility Risk Premium - Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of July 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
16

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$578,807,731
Gross unrealized appreciation	$ 210,428,791
Gross unrealized depreciation	(1,475,830)
Net unrealized appreciation	$208,952,961
17

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the six months ended July 31, 2023, the investment adviser and administration fee amounted to $1,463,053 or 0.40% (annualized) of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2023, the investment adviser and administration fee paid was reduced by $15,821 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2023, EVM earned $136 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $14,652,170 and $15,016,440, respectively, for the six months ended July 31, 2023.
5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Six Months Ended July 31, 2023 (Unaudited)		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	4,360,523	$ 57,566,534	9,213,814	$ 123,076,975
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	3,687,289	44,763,686
Redemptions	(3,977,896)	(52,179,034)	(26,005,171)	(351,354,574)
Net increase (decrease)	382,627	$ 5,387,500	(13,104,068)	$(183,513,913)
18

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2023 is included in the Portfolio of Investments. At July 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at July 31, 2023 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Written options	$ —	$(1,698,903)
(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended July 31, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written options	$12,922,301	$541,793
(1)	Statement of Operations location: Net realized gain (loss): Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written options.
The average number of written options contracts outstanding during the six months ended July 31, 2023, which is indicative of the volume of this derivative type, was 1,380 contracts.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2023.
19

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

8  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At July 31, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $9,932,684 and $10,135,539, respectively. Collateral received was comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
9   Affiliated Investments
At July 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,264,830, which represents 0.5% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$41,696,705	$311,812,632	$(349,244,507)	$ —	$ —	$4,264,830	$487,138	4,264,830
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 414,633,988*	$ —	$ —	$ 414,633,988
Short-Term Investments:
Affiliated Fund	4,264,830	—	—	4,264,830
U.S. Treasury Obligations	—	370,560,777	—	370,560,777
Total Investments	$ 418,898,818	$ 370,560,777	$ —	$ 789,459,595
20

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Call Options	$ (1,248,905)	$ —	$ —	$ (1,248,905)
Written Put Options	(449,998)	—	—	(449,998)
Total	$ (1,698,903)	$ —	$ —	$ (1,698,903)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
21

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
22

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric Volatility Risk Premium – Defensive Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in
23

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in analyzing factors such as tax and other special considerations relevant to investing in stocks and selling call and put options on one or more U.S. indices. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one, three- and five-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index and lower than its custom benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
24

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
25

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/
Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
26

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
27

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
28

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
30

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

24692    7.31.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 25, 2023